LOGO

   Principal
            Financial
            Group


April 10, 2003


Dear Shareholder:


The Board of Directors of Principal Investors Fund, Inc. has called a special meeting of the shareholders of one series of the Fund, the Balanced Fund, for May 14, 2003 to vote on a Plan of Acquisition which provides for the combination of the Balanced Fund with another series of the Fund, the Principal LifeTime 2030 Fund. If the Plan is approved by shareholders and implemented, shareholders of the Balanced Fund will cease to own shares of the Balanced Fund and will become the owner of shares of the same class of the Principal LifeTime 2030 Fund equal in value to the shares of the Balanced Fund. The Board believes that the proposed change is in the best interest of each series of the Fund and its shareholders.

The Balanced Fund and the Principal LifeTime 2030 Fund both seek a total return consisting of long-term growth of capital and current income. The principal difference between the Balanced Fund and the Principal LifeTime 2030 Fund is the investment strategy of each series. The Balanced Fund invests primarily in common stocks and corporate bonds. The Principal LifeTime 2030 Fund invests in shares of other series of Principal Investors Fund and is commonly referred to as a "fund of funds." In addition, over time the Principal LifeTime 2030 Fund will shift the percentage of its portfolio invested in the Underlying Funds to accommodate investors progressing from an asset accumulation objective to an income generating objective.

It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.

Sincerely,

/s/ Ralph C. Eucher

Ralph C. Eucher
President
Principal Investors Fund, Inc.

                                   NOTICE OF

                        SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 14, 2003

                                  ___________

To the Shareholders:

Notice is hereby given that a special meeting of the shareholders of the Balanced Fund, a series of Principal Investors Fund, Inc., will be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the Principal LifeTime 2030 Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Balanced Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and the Balanced Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the Balanced Fund at the close of business on April 7, 2003, the record date for the meeting.

Please read the attached prospectus/information statement.

                                /s/ A. S. Filean

                              For the Board of Directors
                              Arthur S. Filean
                              Senior Vice President and Secretary

                              April 10, 2003

                         PRINCIPAL INVESTORS FUND, INC.
                          PRINCIPAL LIFETIME 2030 FUND
                                 BALANCED FUND
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the Balanced Fund, a series of Principal Investors Fund, Inc. ("Investors Fund") to be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.

At the meeting, shareholders of the Balanced Fund will vote on a Plan of Acquisition ("Plan"). Under the Plan, if approved, the Principal LifeTime 2030 Fund, another series of the Investors Fund, will acquire all the assets and assume all the liabilities of the Balanced Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock. The Balanced Fund will immediately redeem all its outstanding Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shares by distributing the Principal LifeTime 2030 Fund shares of the same classes to its shareholders. As a result, a shareholder of the Balanced Fund will have the same amount invested in the same share class of the Principal LifeTime 2030 Fund that the shareholder had invested in those share classes of the Balanced Fund at the effective time. The manager of the Investors Fund, Principal Management Corporation, has agreed to pay all expenses incurred by the Balanced Fund in connection with the Plan.

The Balanced Fund and the Principal LifeTime 2030 Fund are each a series of the Investors Fund, which is a Maryland corporation organized by Principal Life Insurance Company ("Principal Life") and registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of both the Balanced Fund and the Principal LifeTime 2030 Fund is to seek a total return consisting of long-term growth of capital and current income. The Balanced Fund pursues the investment objective by investing primarily in common stocks and corporate bonds while the Principal LifeTime 2030 Fund invests in shares of other series of the Principal Investors Fund (the "Underlying Funds"). In addition, the Principal LifeTime 2030 Fund will change the percentage of its portfolio allocation invested in the Underlying Funds over time to accommodate investors progressing from an asset accumulation objective to an income generating objective.

This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.

The prospectus and Statement of Additional Information for the Balanced Fund, the Principal LifeTime 2030 Fund and the Underlying Funds in which the Principal LifeTime 2030 Fund invests, dated March 1, 2003, have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Investors Fund or its manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-2080 or by telephoning toll-free 1-800-247-4123. The prospectus of the Principal LifeTime 2030 Fund and the Balanced Fund, dated March 1, 2003, and the Statement of Additional Information, dated April 10, 2003, relating to this prospectus/information statement, are incorporated herein by reference. A copy of the current prospectus for the Principal LifeTime 2030 Fund is included with this mailing.

                             _____________________

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             _____________________

      The date of this prospectus/information statement is April 10, 2003

                        PROSPECTUS/INFORMATION STATEMENT

                               TABLE OF CONTENTS

INTRODUCTION AND VOTING INFORMATION.................                       5
  Special Meeting; Voting...........................                       5
  Additional Information............................                       6
SUMMARY.............................................                       7
  The Plan..........................................                       7
  Reasons for the Proposed Combination..............                       7
  Investment Objectives and Policies................                       8
  Fees and Expenses of the Funds....................                       9
  Purchases.........................................                       13
  Exchanges.........................................                       14
  Redemption Procedures and Fees....................                       14
  Dividends and Distributions.......................                       14
  Federal Income Tax Consequences of the Proposed Combination              15
  Costs and Expenses................................                       15
  Continuation of Shareholder Accounts..............                       15
PRINCIPAL RISK FACTORS..............................                       15
THE PLAN............................................                       16
  Plan of Acquisition...............................                       16
  Description of Securities to Be Issued............                       17
  Reasons for the Proposed Combination..............                       17
  Federal Income Tax Consequences...................                       18
  Capitalization....................................                       19
MANAGEMENT'S DISCUSSION OF LIFETIME 2030 FUND'S PERFORMANCE                20
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS             21
ADDITIONAL INFORMATION ABOUT THE FUNDS..............                       26
PROPOSALS OF SHAREHOLDERS...........................                       26
OTHER BUSINESS......................................                       26

APPENDIX A: FORM OF PLAN OF ACQUISITION .............                      27

                       INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of the Balanced Fund, a series of the Investors Fund, in connection with a special meeting of the shareholders of the Balanced Fund to be held on May 14, 2003. The purpose of the meeting is to vote on the Plan for the Balanced Fund. A copy of the Plan is included as Appendix A. The Plan provides for the combination of the Balanced Fund with the Principal LifeTime 2030 Fund which is also a series of the Investors Fund, as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about April 10, 2003.

THE BOARD OF DIRECTORS OF THE INVESTORS FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF THE BALANCED FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.

Shareholders of record of the Balanced Fund at the close of business on April 7, 2003, the record date, are entitled to vote at the meeting. As of the record date, the Balanced Fund had the following shares outstanding and entitled to be voted.

                      OUTSTANDING
    SHARE CLASS          SHARES
    -----------       -----------
 Advisors Preferred     293,841.86
 Advisors Select        176,971.11
 Preferred              138,781.50
 Select                 124,998.85
 Institutional            1,042.75
 Class J              2,299,984.17

Shareholders of the Balanced Fund are entitled to one vote for each share of each Class held at the meeting. A quorum for the Balanced Fund must be present at the meeting for the transaction of business. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by the Balanced Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of the Balanced Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of the Balanced Fund do not approve the Plan, the Board will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the Balanced Fund.

Proxies of the shareholders of the Balanced Fund are not being solicited because Principal Life owned, or was authorized to vote, a majority of the outstanding shares of the Balanced Fund as of the record date, and is expected to be present and vote such shares at the meeting.

ADDITIONAL INFORMATION
----------------------
On April 7, 2003, the directors and officers of the Investors Fund together owned less than 1% of each of the Balanced Fund's and the Principal LifeTime 2030 Fund's outstanding shares. Principal Life, Des Moines, Iowa, 50392, an Iowa life insurance company and an affiliate of Principal Management Corporation, the manager of the Funds (the "Manager"), owned of record and beneficially, either directly or through subsidiaries, 79.59% of the outstanding shares of the Principal LifeTime 2030 Fund. The table below shows the percentage of the outstanding shares of each Class of the Balanced Fund owned by Principal Life on April 7, 2003 and based on those holdings, its percentage of ownership at the effective time (3:00 p.m. C.D.T. on August 1, 2003):

                        PRINCIPAL LIFE'S            PRINCIPAL LIFE'S
                          BALANCED FUND       PRINCIPAL LIFETIME 2030 FUND
                      PERCENTAGE OWNERSHIP        PERCENTAGE OWNERSHIP
    SHARE CLASS         ON APRIL 7, 2003         AT THE EFFECTIVE TIME
    -----------       ---------------------  ------------------------------
 Advisors Preferred          100.00%                     79.98%
 Advisors Select             100.00                      81.72
 Preferred                    90.07                      34.45
 Select                      100.00                     100.00
 Institutional               100.00                      99.61
 Class J                       0.45                       0.52

The ultimate parent of Principal Life is Principal Financial Group, Inc.

As of April 7, 2003, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                                                       PERCENTAGE
 NAME                                          ADDRESS                OF OWNERSHIP
 ----                                         --------                ------------
BALANCED FUND - PREFERRED CLASS
                                              Attn: Anji Rainey
 Bankers Trust Company Trustee                665 Locust St.              6.2%
 FBO NQ Excess Plan of Denkor                 Des Moines, IA
                                              50309-3702
PRINCIPAL LIFETIME 2030 FUND - ADVISORS
PREFERRED CLASS
 Trustar                                      P.O. Box 8963              90.4
 FBO Asbestos Workers Local No 87             Wilmington, DE 19899
 Defined Contribution Pension Plan
PRINCIPAL LIFETIME 2030 FUND - ADVISORS
SELECT CLASS
 Trustar
 FBO Bodon Industries Inc. 401k Profit        P.O. Box 8963              27.4
 Sharing Plan                                 Wilmington, DE 19899
 Trustar                                      P.O. Box 8963              40.7
 FBO Independent Publications Inc. 401a       Wilmington, DE 19899
 Trustar                                      P.O. Box 8963              25.1
 FBO St. Paul Computer Center 401k            Wilmington, DE 19899
PRINCIPAL LIFETIME 2030 FUND - PREFERRED
CLASS
 Chase Manhattan Bank NA                      Once Chase Square          24.1
 FBO Adelphoi Village Inc. 401(k) Plan        Rochester, NY 14643
 Chase Manhattan Bank NA                      Once Chase Square           8.6
 FBO Adelphoi Inc. 403(b) Plan                Rochester, NY 14643
                                              4 New York Plaza, 2nd
 JP Morgan Chase                              Floor                       5.7
 FBO Osteopathic Health Systems of TX         New York, NY 10004
 403b Retirement Plan
                                              4 New York Plaza, 2nd
 JP Morgan Chase                              Floor                       6.4
 FBO Atchison Hospital Assoc. Inc.            New York, NY 10004
 Profit Sharing Plan and Trust
 Trustar                                      P.O. Box 8963              45.6
 FBO Eriez Manufacturing Company              Wilmington, DE 19899
 401k Profit Sharing Plan

The Investors Fund does not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of either of the Funds.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of the Balanced Fund with the Principal LifeTime 2030 Fund. The Balanced Fund and Principal LifeTime 2030 Fund are each a series of the Investors Fund. Under the Plan, at the effective time on the closing date, the Principal LifeTime 2030 Fund will acquire all the assets and assume all the liabilities of the Balanced Fund and issue to the Balanced Fund shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets of the Balanced Fund attributable to each share class. Immediately thereafter, the Balanced Fund will distribute all the Principal LifeTime 2030 Fund shares it receives to its shareholders who own the corresponding class of the Balanced Fund shares and thereby redeem all its outstanding shares. Each Balanced Fund shareholder will receive Principal LifeTime 2030 Fund shares equal in value to the shares of the corresponding class of the Balanced Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.D.T. on August 1, 2003.

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The Balanced Fund has a relatively small amount of assets and has experienced limited sales of shares. Shares of the Balanced Fund and Principal LifeTime 2030 Fund are used primarily to fund employer-sponsored retirement plans and Individual Retirement Accounts. The Board believes the Principal LifeTime 2030 Fund would be more likely to garner assets from retirement-oriented investors than the Balanced Fund. The likelihood that the Balanced Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Investors Fund considered these and other factors and determined that the proposed Plan would be in the best interests of the Balanced Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Balanced Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that the Plan will provide shareholders of the Balanced Fund with an investment in a larger fund with greater capacity for diversification than the Balanced Fund. The table below reflects the investment performance of the Balanced Fund and the Principal LifeTime 2030 Fund for the periods ended February 28, 2003.

                                   TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                        --------------------------------------------------------
                                                                        ADVISORS
                                        PREFERRED                       PREFERRED
         FUND                             CLASS                           CLASS
         ----           ----------------------------------------   -------------
                                                   SINCE                       SINCE
                              1-YR.             INCEPTION**        1-YR.    INCEPTION**
                              -----             -----------        -----    -----------
 Principal LifeTime
 2030 Fund                   -11.39                -6.79           -11.57      -7.03
 Balanced Fund               -12.27                -9.00           -12.55      -9.30

                                   TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                   -------------------
                                                                        ADVISORS
                                         SELECT                          SELECT
         FUND                             CLASS                           CLASS
         ----           ----------------------------------------   -------------------
                                                   SINCE                       SINCE
                              1-YR.             INCEPTION**        1-YR.    INCEPTION**
                              -----             -----------        -----    -----------
 Principal LifeTime
 2030 Fund                   -11.40                -6.85           -11.82      -7.25
 Balanced Fund               -12.28                -9.10           -12.62      -9.45

                                        TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                        --------------------------------------------------------------
                                        INSTITUTIONAL
         FUND                               CLASS                              CLASS J
         ----           ----------------------------------------       ---------------
                                                      SINCE                           SINCE
                               1-YR.               INCEPTION**          1-YR.      INCEPTION***
                               -----               -----------          -----      ------------
 Principal LifeTime
 2030 Fund                    -11.16                  -6.55             -12.76        -8.45
 Balanced Fund                -12.01                  -7.96             -13.68        -8.77

* No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
** Inception Date of December 6, 2000 for the Balanced Fund and March 1, 2001 for the Principal LifeTime 2030 Fund.
*** Inception Date of June 15, 2001 for Class J shares of the Principal LifeTime 2030 Fund.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the Principal LifeTime 2030 Fund and the Balanced Fund is to seek a total return consisting of long-term growth of capital and current income. The principal difference between the Balanced Fund and the Principal LifeTime 2030 Fund is the investment strategy of each series. The Balanced Fund invests primarily in common stocks and corporate bonds. The Principal LifeTime 2030 Fund invests in shares of other series of Principal Investors Fund and is commonly referred to as a "fund of funds." In addition, over time the Principal LifeTime 2030 Fund will shift the percentage of its portfolio invested in the Underlying Funds to accommodate investors progressing from an asset accumulation objective to an income generating objective. Principal Global Investors, LLC ("PGI"), the Fund's sub-advisor, intends to allocate the Principal LifeTime 2030 Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the Underlying Funds will match the asset allocation of the Principal LifeTime Strategic Income Fund, another series of the Investors Fund. At that time, the Principal LifeTime 2030 Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with PGI to provide investment advisory services to the Balanced Fund as well as the Principal LifeTime 2030 Fund and nine of the twelve Underlying Funds in which the Principal LifeTime 2030 Fund invested as of December 31, 2002. PGI is a directly, wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The Manager also receives a fee for providing investment advisory services to each of the Underlying Funds in which the Principal LifeTime 2030 Fund invests. As of December 31, 2002, the Principal LifeTime 2030 Fund's assets were allocated among the following Underlying Funds as follows:

 Bond & Mortgage Securities      18.8%   Partners LargeCap Growth I    7.3%
 Government Securities           10.2    Partners LargeCap Value      11.8
 International Emerging Markets   2.2    Partners SmallCap Growth I    2.9
 International I                 11.2    Preferred Securities          5.5
 LargeCap Growth                  8.8    SmallCap Growth               3.5
 LargeCap Value                  11.2    SmallCap Value                6.6

Based on this allocation, the weighted average management fee of the Underlying Funds is 0.67%. The combined total expenses for the Principal LifeTime 2030 Fund may be higher or lower depending on the allocation of its assets among the Underlying Funds.

The Manager pays PGI a larger percentage of the fee it receives from the Principal LifeTime 2030 Fund than the percentage of the fee it receives from the Balanced Fund. The Manager also pays PGI a larger percentage of the aggregated fees it receives from the Underlying Funds than the percentage of the fee it receives from the Balanced Fund. However, the management fee the Manager receives from the Principal LifeTime 2030 Fund combined with the weighted average management fee it receives from the Underlying Funds, exceeds the fee it receives from the Balanced Fund.

The Manager currently pays expenses of the Class J shares of each of the Funds. If the Plan is approved a large portion of the combined assets of the Funds will continue to be sub-advised by PGI, the Manager will receive higher overall advisory fees with respect to the assets formerly owned by the Balanced Fund, and the Manager's expense reimbursement for Class J shares will be reduced.

FEES AND EXPENSES OF THE FUNDS
------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of either of the funds.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                  -----------------------------------------
                                                                     ADVISORS
                                                         PREFERRED   PREFERRED
                                                           CLASS       CLASS
                                                         ---------   ---------
 Maximum sales charge imposed on purchases (as a % of
 offering price)                                           None        None
 Maximum Contingent Deferred Sales Charge ("CDSC") (as
 a % of dollars
 subject to charge)                                        None        None
 Redemption or Exchange Fee                                None        None

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                  -----------------------------------------
                                                                      ADVISORS
                                                             SELECT    SELECT
                                                             CLASS     CLASS
                                                             ------   --------
 Maximum sales charge imposed on purchases (as a % of
 offering price)                                              None      None
 Maximum Contingent Deferred Sales Charge ("CDSC") (as a %
 of dollars
 subject to charge)                                           None      None
 Redemption or Exchange Fee                                   None      None

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                  -----------------------------------------
                                           INSTITUTIONAL
                                               CLASS                  CLASS J
                                           -------------            -----------
 Maximum sales charge imposed on
 purchases (as a % of offering price)          None                   None
 Maximum Contingent Deferred Sales Charge
 ("CDSC") (as a % of dollars subject to
 charge)                                       None                   1.00/(1)/
 Redemption or Exchange Fee                    None                   1.00/(2)/
                                                          /    /         /

///(1)/ A contingent  deferred sales charge of 1% applies on certain redemptions of shares made within 18 months after they are purchased.//
///(2)/ Redemption fees or exchange fees are charged on redemptions or exchanges of $50,000 or more of shares redeemed within 30 days after they are purchased.

ONE-TIME FEES
.. Class J shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee or exchange fee of 1.00% is charged on redemptions or exchanges of Class J shares of $50,000 or more if the shares were purchased within 30 days of the redemption or exchange. The fee is calculated as a percentage of market value at the time the shares are redeemed or exchanged.

The operating expenses attributable to each share class of each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 were as follows:

                                          BALANCED FUND
                                ----------------------------------
                                           ADVISORS
                                PREFERRED  PREFERRED
   FUND OPERATING EXPENSES        CLASS      CLASS     SELECT CLASS
   -----------------------      ---------  ---------   ------------
Management Fees                   0.50%      0.50%        0.50%
12b-1 Fees                        0.00       0.25         0.10
Other Expenses                    0.26       0.32         0.28
                                  ----       ----         ----
Total Operating Expenses          0.76%      1.07%        0.88%

                                          BALANCED FUND
                                ---------------------------------
                                ADVISORS
                                 SELECT   INSTITUTIONAL
   FUND OPERATING EXPENSES       CLASS        CLASS       CLASS J*
   -----------------------      --------  -------------   --------
Management Fees                  0.50%        0.50%        0.50%
12b-1 Fees                       0.30         0.00         0.50
Other Expenses                   0.45         0.00         1.10
                                 ----         ----         ----
Total Operating Expenses         1.25%        0.50%        2.10%

                                 PRINCIPAL LIFETIME 2030 FUND
                                -----------------------------
                                           ADVISORS
                                PREFERRED  PREFERRED    SELECT
   FUND OPERATING EXPENSES        CLASS      CLASS      CLASS*
   -----------------------      ---------  ---------    ------
Management Fees                  0.1225%    0.1225%    0.1225%
12b-1 Fees                       0.0000     0.2500     0.1000
Other Expenses                   0.2600     0.3200     0.2800
                                 ------     ------     ------
Total Operating Expenses***      0.3825%    0.6925%    0.5025%

                                                              PRINCIPAL LIFETIME 2030 FUND
                                           ------------------------------------------------------
                                                ADVISORS
                                                 SELECT              INSTITUTIONAL
         FUND OPERATING EXPENSES                  CLASS                  CLASS                  CLASS J**
         -----------------------                --------             -------------              ---------
Management Fees                                  0.1225%                0.1225%                  0.1225%
12b-1 Fees                                       0.3000                 0.0000                   0.5000
Other Expenses                                   0.4500                 0.0000                   1.0400
                                                 ------                 ------                   ------
Total Operating Expenses***                      0.8725%                0.1225%                  1.6625%

*A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective June 10, 2002.
** The Manager voluntarily agreed to limit the expenses paid by the Class J shares of the Principal LifeTime 2030 Fund and the Balanced Fund through February 28, 2003 to the extent necessary to maintain a total level of operating expenses for Class J shares of the Principal LifeTime 2030 Fund and the Balanced Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.45% for the Balanced Fund and 1.05% for the Principal LifeTime 2030 Fund. The effect of this expense limitation was to reduce each Fund's Class J operating expense. The Manager intends to pay expenses normally payable by Class J shares of each Fund through February 29, 2004 to the extent necessary to maintain a total level of operating expenses for Class J shares of the Balanced Fund not to exceed 1.75% of the Fund's average net assets on an annualized basis and of the Principal LifeTime 2030 Fund not to exceed 1.50% of the Fund's average net assets on an annualized basis.
*** Does not include the expenses of the Underlying Funds in which the Fund invests.

The Principal LifeTime 2030 Fund's expenses, assuming implementation of the Plan on August 1, 2003, as a percentage of average daily net assets are as follows:

                                      PRINCIPAL LIFETIME 2030 FUND
                                      -----------------------------
                                                 ADVISORS
                                      PREFERRED  PREFERRED   SELECT
      FUND OPERATING EXPENSES           CLASS      CLASS      CLASS
      -----------------------         ---------  ---------   ------
 Management Fees                       0.1225%    0.1225%    0.1225%
 12b-1 Fees                            0.0000     0.2500     0.1000
 Other Expenses                        0.2600     0.3200     0.2800
                                       ------     ------     ------
 Total Operating Expenses*             0.3825%    0.6925%    0.5025%

                                          PRINCIPAL LIFETIME 2030 FUND
                                    --------------------------------------
                                     ADVISORS
                                      SELECT      INSTITUTIONAL
     FUND OPERATING EXPENSES           CLASS          CLASS          CLASS J
     -----------------------         --------     -------------      -------
 Management Fees                      0.1225%        0.1225%         0.1225%
 12b-1 Fees                           0.3000         0.0000          0.5000
 Other Expenses                       0.4500         0.0000          0.9600
                                      ------         ------          ------
 Total Operating Expenses*            0.8725%        0.1225%         1.5825%
*Does not include the expenses of the Underlying Funds in which the Fund invests.

The following is an example of the effect of the operating expenses of each of the Funds as of October 31, 2002. The examples assume (1) a 5% annual return, and (2) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of each Fund, based upon these assumptions:

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                        -------------------------------------------------------------
                           1 YEAR         3 YEARS         5 YEARS          10 YEARS
                        -------------  --------------  --------------  -----------------
 Principal LifeTime
 2030 Fund                  $ 71            $221            $386            $  862
 Balanced Fund               109             340             590             1,306

                        NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                        ----------------------------------------------------------
                           1 YEAR        3 YEARS        5 YEARS         10 YEARS
                        ------------  -------------  -------------  ----------------
 Principal LifeTime
 2030 Fund                  $ 89          $278           $484            $1,075
 Balanced Fund               127           397            686             1,511

                         NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                        ----------------------------------------------------
                          1 YEAR       3 YEARS       5 YEARS        10 YEARS
                        -----------  ------------  ------------  ---------------
 Principal LifeTime
 2030 Fund                  $39          $123          $215           $484
 Balanced Fund               78           243           422            942

                            NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                           -------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
 Principal LifeTime 2030
 Fund                         $51         $161         $281          $  631
 Balanced Fund                 90          281          488           1,084

                         NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                        --------------------------------------------------------
                           1 YEAR        3 YEARS        5 YEARS         10 YEARS
                        ------------  -------------  -------------  ----------------
 Principal LifeTime
 2030 Fund                  $13           $ 40           $ 69             $157
 Balanced Fund               51            160            280              628

                                      IF YOU SELL YOUR CLASS J SHARES
                               --------------------------------------------
                                NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                               --------------------------------------------
                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
                               ---------  ----------  ----------  -------------
 Principal LifeTime 2030 Fund    $272        $523       $  902       $1,965
 Balanced Fund                    316         658        1,129        2,431

                                   IF YOU DO NOT SELL YOUR CLASS J SHARES
                               --------------------------------------------
                                NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                               --------------------------------------------
                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
                               ---------  ----------  ----------  -------------
 Principal LifeTime 2030 Fund    $169        $523       $  902       $1,965
 Balanced Fund                    213         658        1,129        2,431

                                       12

The following is an example of the effect of the operating expenses of the Principal LifeTime 2030 Fund, assuming implementation of the Plan on August 1, 2003. The examples assume (1) a 5% annual return, and (2) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the Principal LifeTime 2030 Fund, based upon these assumptions:

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                        -------------------------------------------------------------
                           1 YEAR         3 YEARS         5 YEARS          10 YEARS
                        -------------  --------------  --------------  -----------------
 Principal LifeTime
 2030 Fund                   $71            $221            $386             $862

                        NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                        ----------------------------------------------------------
                           1 YEAR        3 YEARS        5 YEARS         10 YEARS
                        ------------  -------------  -------------  ----------------
 Principal LifeTime
 2030 Fund                  $89           $278           $484            $1,075

                         NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                        ----------------------------------------------------
                          1 YEAR       3 YEARS       5 YEARS        10 YEARS
                        -----------  ------------  ------------  ---------------
 Principal LifeTime
 2030 Fund                  $39          $123          $215           $484

                            NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                           -------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
 Principal LifeTime 2030
 Fund                         $51         $161         $281           $631

                         NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                        --------------------------------------------------------
                           1 YEAR        3 YEARS        5 YEARS         10 YEARS
                        ------------  -------------  -------------  ----------------
 Principal LifeTime
 2030 Fund                  $13            $40            $69             $157

                                      IF YOU SELL YOUR CLASS J SHARES
                               --------------------------------------------
                                NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                               --------------------------------------------
                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
                               ---------  ----------  ----------  -------------
 Principal LifeTime 2030 Fund    $264        $500        $862        $1,881

                                   IF YOU DO NOT SELL YOUR CLASS J SHARES
                               --------------------------------------------
                                NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                               --------------------------------------------
                                1 YEAR     3 YEARS     5 YEARS      10 YEARS
                               ---------  ----------  ----------  -------------
 Principal LifeTime 2030 Fund    $161        $500        $862        $1,881

PURCHASES
---------
Shares of the Principal LifeTime 2030 Fund and the Balanced Fund are offered for sale through Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Investors Fund, or other dealers which it selects.

ONGOING FEES
------------
The Principal LifeTime 2030 Fund and the Balanced Fund pay ongoing fees to the Manager. Some of the share classes of each Fund also pay ongoing fees to Princor and others who provide services to the Funds. These fees reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
The Investors Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for its Advisors Preferred, Advisors Select, Select and Class J shares for the Principal LifeTime 2030 Fund and the Balanced Fund. Under each Distribution Plan, each Fund pays a fee to Princor based on the average daily net asset values attributable to these share classes. These ongoing fees pay expenses relating to distribution of shares of the four share classes referred to above and for services Princor and other selling dealers provide to shareholders of those classes of shares. Because they are ongoing, the fees may, over time, exceed other types of sales charges such as front-end charges or contingent deferred sales charges.

    SHARE CLASS        12B-1 FEE
    -----------        ---------
 Advisors Preferred      0.25%
 Advisors Select         0.30%
 Select                  0.10%
 Class J                 0.50%

EXCHANGES
---------
Shares of the Principal LifeTime 2030 Fund and the Balanced Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other series of the Investors Fund. If Class J shares are exchanged for Class J shares of another series, the shares acquired by the exchange will be subject to the applicable CDSC imposed by the new series; however, the holding period of the Class J shares exchanged is added to the holding period of the acquired Class J shares for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the Principal LifeTime 2030 Fund and the Balanced Fund may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form. With respect to Class J shares, the amount you receive will be reduced by any applicable CDSC or redemption fee.

Generally, the sale proceeds are sent to you on the day following the day you place the sell order.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The Principal LifeTime 2030 Fund and the Balanced Fund each pay its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Balanced Fund is December 23rd (or previous business day). The payment date for the Principal LifeTime 2030 Fund is December 27th (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution for the Balanced Fund is made on the fourth business day of December and for the Principal LifeTime 2030 Fund is made on the sixth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains the Funds distribute to shareholders may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Immediately prior to implementation of the Plan, the Principal LifeTime 2030 Fund and the Balanced Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the implementation (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the implementation (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income each Fund distributes to its shareholders.

FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either Fund or either Fund's shareholders in connection with the combination, and the tax cost basis of the Principal LifeTime 2030 Fund shares received by shareholders of the Balanced Fund will equal the tax cost basis of their shares in the Balanced Fund and their holding period of the Principal LifeTime 2030 Fund shares will include the time during which the shareholders held the Balanced Fund shares.

COSTS AND EXPENSES
------------------
The Manager will bear all out-of-pocket fees and expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of the Plan, you will cease to be a shareholder of the Balanced Fund and will become a shareholder of the Principal LifeTime 2030 Fund owning the same class of shares of the Principal LifeTime 2030 Fund having the same value as the investment you had in the Balanced Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the Principal LifeTime 2030 Fund and of the Balanced Fund is to seek long-term growth of capital. The Balanced Fund invests primarily in common stocks and corporate bonds. The Principal LifeTime 2030 Fund invests in shares of other series of Principal Investors Fund and is commonly referred to as a "fund of funds." In addition, over time the Principal LifeTime 2030 Fund will shift the percentage of its portfolio invested in the Underlying Funds to accommodate investors progressing from an asset accumulation objective to an income generating objective. As with all mutual funds, as the values of the assets of each Fund rise or fall, the share prices change for each. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS FOR THE BALANCED FUND
The value of the stocks owned by the Balanced Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and amusements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Balanced Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor.

MAIN RISKS FOR THE PRINCIPAL LIFETIME 2030 FUND
The Principal LifeTime 2030 Fund's investments are concentrated in the Underlying Funds and, as a result, the Principal LifeTime 2030 Fund's performance is directly related to their performance. The Principal LifeTime 2030 Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Principal LifeTime 2030 Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Fund invests in them.

The Principal LifeTime 2030 Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Because it purchases equity securities, the Principal LifeTime 2030 Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular Underlying Fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Manager's assessment of the potential growth of Underlying Funds held by the Principal LifeTime 2030 Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain Underlying Funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an Underlying Fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain Underlying Funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

                                    THE PLAN

PLAN OF ACQUISITION
-------------------
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

Under the Plan, the Principal LifeTime 2030 Fund will acquire all the assets and assume all the liabilities of the Balanced Fund and will issue to the Balanced Fund the number of shares of Common Stock of each share class of the Principal LifeTime 2030 Fund that has a net asset value equal to the net asset value attributable to each corresponding share class of the Balanced Fund. We expect that the closing date will be August 1, 2003, assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 3:00 P.M., Central Daylight Time, on that date. The Fund will determine their net asset values as of the effective time using the procedures described in the Investors Fund's prospectus (the procedures applicable to the Principal LifeTime 2030 Fund and the Balanced Fund are identical). The Principal LifeTime 2030 Fund will issue to the Balanced Fund a number of shares of each share class equal to the value of the net assets of each corresponding share class of the Balanced Fund outstanding at the effective time. The Balanced Fund will be managed such that at the effective time it will hold only cash or cash equivalents.

Immediately after the effective time, the Balanced Fund will distribute to you its Principal LifeTime 2030 Fund shares of the same class as the Balanced Fund shares you own in exchange for all your Balanced Fund shares of that class. You will receive shares of the Principal LifeTime 2030 Fund that are equal in value to the shares of the Balanced Fund you surrender in the exchange. In connection with the exchange, the Principal LifeTime 2030 Fund will credit on its books an appropriate number of its shares to the account of each Balanced Fund shareholder, and the Balanced Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for Balanced Fund shares that is not surrendered will be deemed to represent the number of Principal LifeTime 2030 Fund shares for which the Balanced Fund shares have been exchanged. After the effective time, the Balanced Fund will dissolve in accordance with applicable law.

The consummation of the transactions contemplated by the Plan for the Balanced Fund is subject to the approval of the Plan by the shareholders of the Balanced Fund. The Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of the Balanced Fund after the shareholders of the Balanced Fund have approved the Plan. The Board of Directors may terminate the Plan at any time before the effective time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders.

The Manager will pay all fees and out-of-pocket expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The share classes of the Principal LifeTime 2030 Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the Principal LifeTime 2030 Fund as the share classes of the Balanced Fund have with respect to the Balanced Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of April 7, 2003, the Principal LifeTime 2030 Fund had the following number of shares of each class outstanding:

                      OUTSTANDING
    SHARE CLASS          SHARES
    -----------       -----------
 Advisors Preferred      75,865.21
 Advisors Select         40,803.95
 Preferred              226,921.97
 Select                   1,000.00
 Institutional        7,752,709.61
 Class J              1,623,332.10

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The Balanced Fund has a relatively small amount of assets and has experienced limited sales of shares. Shares of the Balanced Fund and Principal LifeTime 2030 Fund are used primarily to fund employer-sponsored retirement plans and Individual Retirement Accounts. The Board believes the Principal LifeTime 2030 Fund would be more likely to garner assets from retirement-oriented investors than the Balanced Fund. The likelihood that the Balanced Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Balanced Fund considered these and other factors and determined that the proposed Plan would be in the best interests of the Balanced Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Balanced Fund will not be diluted as a result of the transactions contemplated by the Plan.

The Plan has been approved by the Board of Directors of the Principal LifeTime 2030 Fund and the Balanced Fund, including all of the directors who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Boards considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the Balanced Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the Fund as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the Funds, including any change in fees or expenses to be paid or borne by shareholders of the Balanced Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the Funds; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the Balanced Fund; (8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the Funds and changes with respect to the investment objectives and policies of the Balanced Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the Principal LifeTime 2030 Fund will use a portion of the Balanced Fund's assets in its business and will continue the Balanced Fund's historic business, the combination of the Balanced Fund with the Principal LifeTime 2030 Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free "reorganization," under applicable provisions of the Code. In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the Principal LifeTime 2030 Fund shares received by shareholders of the Balanced Fund will equal the tax cost basis of their shares in the Balanced Fund, and their holding periods for the Principal LifeTime 2030 Fund shares will include their holding periods for the Balanced Fund shares.

As of October 31, 2002, the Balanced Fund had an accumulated capital loss carryforward in the amount of approximately $2,069,000. After the reorganization, this loss will be available to the Principal LifeTime 2030 Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the Principal LifeTime 2030 Fund may not be able to use these losses as rapidly as the Balanced Fund might have, and part of these losses may not be usable at all. The ability of the Principal LifeTime 2030 Fund to utilize the accumulated capital loss carry-forward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfoward currently are available only to shareholders of the Balanced Fund. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the Principal LifeTime 2030 Fund.

The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of the Balanced Fund and the Principal LifeTime 2030 Fund separately, as of February 28, 2003, and combined in the aggregate (unaudited), as of that date, giving effect to the Plan:

                                            BALANCED FUND
                                  ----------------------------------
                                   ADVISORS                 ADVISORS
                                  PREFERRED   PREFERRED      SELECT
                                    CLASS       CLASS        CLASS
                                  ---------   ---------     --------
 Net Assets                       $2,248,373  $1,077,399   $1,379,424
 Net Asset Value Per Share             $7.78       $7.79        $7.78
 Shares Outstanding                  288,853     138,221      177,363

                                             BALANCED FUND
                                   SELECT   INSTITUTIONAL
                                   CLASS        CLASS         CLASS J
                                   ------   -------------     -------
 Net Assets                       $973,236     $8,074       $16,872,299
 Net Asset Value Per Share           $7.79      $7.74             $7.75
 Shares Outstanding                124,999      1,043         2,177,506

                                   PRINCIPAL LIFETIME 2030 FUND
                                  -------------------------------
                                  ADVISORS                ADVISORS
                                  PREFERRED  PREFERRED     SELECT
                                    CLASS      CLASS       CLASS
                                  ---------  ---------    --------
 Net Assets                       $681,729   $2,094,994   $366,291
 Net Asset Value Per Share           $8.52        $8.51      $8.51
 Shares Outstanding                 80,000      246,143     43,056

                                     PRINCIPAL LIFETIME 2030 FUND
                                  SELECT   INSTITUTIONAL
                                   CLASS       CLASS         CLASS J
                                  ------   -------------     -------
 Net Assets                       $8,516    $61,100,381    $12,495,898
 Net Asset Value Per Share         $8.52          $8.51          $8.55
 Shares Outstanding                1,000      7,175,905      1,462,267

                                   COMBINED PRINCIPAL LIFETIME 2030 FUND
                                  --------------------------------------
                                    ADVISORS                     ADVISORS
                                   PREFERRED     PREFERRED        SELECT
                                     CLASS         CLASS          CLASS
                                   ---------     ---------       --------
 Net Assets                        $2,930,102    $3,172,393     $1,745,715
 Net Asset Value Per Share              $8.52         $8.51          $8.51
 Shares Outstanding                   343,894       372,747        205,151

                                   COMBINED PRINCIPAL LIFETIME 2030 FUND
                                   SELECT    INSTITUTIONAL
                                    CLASS        CLASS          CLASS J
                                   ------    -------------      -------
 Net Assets                       $981,752    $61,108,455     $29,368,197
 Net Asset Value Per Share           $8.52          $8.51           $8.55
 Shares Outstanding                115,230      7,176,854       3,435,635

                           MANAGEMENT'S DISCUSSION OF
                    PRINCIPAL LIFETIME 2030 FUND PERFORMANCE

The following discussion relates to the performance of the Principal LifeTime 2030 Fund during its most recent fiscal year, which ended October 31, 2002.

                                                                                                 60% S&P 500
                                                                       Lehman                  40% Lehman Bros.
                                                                      Brothers
                                   Total     S&P 500               Aggregate Bond               Aggregate Bond
                                   Return
Year Ended October 31,     L3       @NAV      Index      Total         Index         Total          Index          Total
----------------------     --       ----      -----      Return        -----         Return         -----          Return
                          10,000               10,000                      10,000                        10,000
                  2001     9,480    -5.20%      8,621     -13.79%          10,794       7.94%             9,464      -5.36%

                        Morningstar
                         Domestic
                          Hybrid
Year Ended October 31,   Category     Total Return
----------------------   --------
                             10,000
                  2001        9,447          -5.53%

LOGO

The Principal Investors Fund - Principal LifeTime 2030 Fund underperformed the 60% S&P 500/ 40% Lehman Aggregate Index for the year primarily due to the overweighted position in stocks versus bonds. For the one year period ended October 31, 2002, the Fund returned -7.26% compared to -6.68% for the Index. Individual security selection tended to add value, but overall performance suffered due to the Fund's overweighted equity position. The overweighted position in value companies versus growth companies tended to make a marginal contribution to the Fund's performance. International exposure was positive for overall Fund returns for the year. The fixed-income holdings continued to provide competitive returns for the Fund.

The equity markets continued to disappoint investors with sharp price declines during the past year. Investor confidence is at low levels as the economy remains troubled and companies provide analysts with negative information about future quarters' earnings. The earnings shortfall and increased expectations of expanded overseas military activity kept the equity market in a downturn. The fixed-income markets advanced during the year as inflation remained low and yields moved down, increasing bond prices. The difference in yield between various fixed-income securities became wider as investors sought the safety of government securities. The economic future remains uncertain as economists continue to debate when the recovery will boost the financial markets.

Investors are uncomfortable with the equity markets for a number of reasons, including lack of earnings growth, continued financial scandals and a lackluster economy. As a result, investors have begun scrutinizing company financial statements more carefully to identify the quality firms. The integrity of financial reporting and companies' ability to grow earnings even in a slowing economic environment will be increasingly important to investors. Now that company CEOs must sign reported financial statements and assume personal liability for those numbers, investors may begin to feel more confident about the quality of reported earnings.

The equity markets experienced declines across all areas during the past year. Small-cap companies generally were down less than larger firms. International markets were down sharply and domestic growth and value firms fell together. Fixed-income markets advanced as yields dropped and prices increased across all maturities.

The Fund continues to maintain a diversified position with investments in domestic equities, foreign equities and domestic fixed-income securities. The Fund will remain overweighted in stocks versus bonds until a clear economic and market environment favors one asset class over the other. An improving economic environment in the coming year could provide value to the Fund's equity and fixed-income components.

1) LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
2) MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.
3) S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objectives of each Fund is fundamental and certain investment restrictions which are designated as such in each Fund's prospectus or Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies and restrictions are not fundamental and may be changed by the Investors Fund Board of Directors without shareholder approval.

PRINCIPAL LIFETIME 2030 FUND
----------------------------
The Principal LifeTime 2030 Fund seeks to generate a total return consisting of long-term growth of capital and current income.

PRINCIPAL LIFETIME 2030 FUND STRATEGY
To pursue its goal, the Principal LifeTime 2030 Fund invests in shares of other Investors Funds (the "Underlying Funds"). The Underlying Funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisors, PGI may add or substitute Underlying Funds in which the Fund invests.

Currently, approximately 60% of the Principal LifeTime 2030 Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the Underlying Funds, PGI considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Principal LifeTime 2030 Fund must invest in any Underlying Fund.

As of December 31, 2002, the Principal LifeTime 2030 Fund's assets were allocated among the following Underlying Funds as follows:

 Bond & Mortgage Securities      18.8%   Partners LargeCap Growth I    7.3%
 Government Securities           10.2    Partners LargeCap Value      11.8
 International Emerging Markets   2.2    Partners SmallCap Growth I    2.9
 International I                 11.2    Preferred Securities          5.5
 LargeCap Growth                  8.8    SmallCap Growth               3.5
 LargeCap Value                  11.2    SmallCap Value                6.6

Over time, shifts in the allocations to the Underlying Funds will be designed to accommodate investors progressing from asset accumulation years to income-generations years. PGI intends to allocate the Principal LifeTime 2030 Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the Underlying Funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Principal LifeTime 2030 Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is the best interests of the funds' shareholders.

BALANCED FUND
-------------
The Balanced Fund seeks to generate a total return consisting of current income and long-term growth of capital.

BALANCED FUND STRATEGY
The Balanced Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Balanced Fund's assets. The remainder of the Balanced Fund's assets is invested in bonds and cash.

PGI serves as Sub-Advisor for the Balanced Fund. In making its selection of equity securities, PGI looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. PGI buys stocks with the objective of long-term capital appreciation. From time to time, PGI purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, PGI may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Balanced Fund may invest up to 25% of its assets in securities of foreign companies.

Fixed-income securities are purchased to generate income and for capital appreciation purposes when PGI thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Balanced Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

The Balanced Fund and each of the Underlying Funds in which the Principal LifeTime 2030 Fund invests have the same investment policies and restrictions.

BALANCED FUND AND UNDERLYING FUND INVESTMENT POLICIES AND RESTRICTIONS Fundamental Restrictions
------------------------
Each of the following restrictions for the Balanced Fund and each of the Underlying Funds in which the Principal LifeTime 2030 Fund invests is a matter of fundamental policy and may not be changed without shareholder approval. The Funds may not:
.. Issue any senior securities as defined in the Investment Company Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
.. Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

.. Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.
.. Borrow money, except that it may a) borrow from banks (as defined in the Investment Company Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
.. Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
.. Invest more than 5% of its total assets in the securities of any one issuer
  (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.
.. Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
.. Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
.. Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The Balanced Fund and each of the Underlying Funds in which the Principal LifeTime 2030 Fund invests have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to each Fund's present policy to:
.. Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
.. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
.. Invest in companies for the purpose of exercising control or management.

.. Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
  (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.
.. Invest more than 5% of its total assets in real estate limited partnership interests.
.. Acquire securities of other investment companies in reliance on Section 12(d)
  (1) (F) or (G) of the Investment Company Act.

PRINCIPAL LIFETIME 2030 FUND INVESTMENT POLICIES AND RESTRICTIONS
-----------------------------------------------------------------
Fundamental Restrictions
------------------------
Each of the following restrictions is a matter of fundamental policy of the Principal LifeTime 2030 Fund and may not be changed without shareholder approval. The Principal LifeTime 2030 Fund may not:
.. Issue senior securities as defined in the Investment Company Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
.. Purchase or sell commodities or commodities contracts except that the Fund may invest in Underlying Funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.
.. Purchase or sell real estate or interests therein, although the Fund may purchase Underlying Funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.
.. Borrow money, except that it may a) borrow from banks (as defined in the Investment Company Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes.
.. Make loans, except that the Fund may a) purchase Underlying Funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the Underlying Funds are not deemed to be loans.
.. Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
.. Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the Underlying Funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
.. Sell securities short.

Non-Fundamental Restrictions
----------------------------
The Principal LifeTime 2030 Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Principal LifeTime 2030 Fund's present policy to:
.. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the Underlying Funds and collateral arrangements with respect to initial or variation margin for futures by the Underlying Funds are not deemed to be pledges of assets.
.. Invest in companies for the purpose of exercising control or management.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with PGI to provide investment advisory services to the Balanced Fund as well as the Principal LifeTime 2030 Fund and nine of the twelve Underlying Funds in which the Principal LifeTime 2030 Fund invested as of December 31, 2002. PGI is a directly wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The Principal LifeTime 2030 Fund paid the Manager a fee equal to 0.1225% of the Principal LifeTime 2030 Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee equal to 0.0425% of such assets. Based upon the allocation of the Principal LifeTime 2030 Fund's assets as of December 31, 2002, the Manager's weighted average management fee for the Underlying Funds was 0.67% of the Fund's average daily net assets.

The Manager has also entered into a sub-advisory agreement with PGI to provide investment advisory services to the Balanced Fund. The Balanced Fund paid the Manager a fee equal to 0.50% of the Balanced Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee of 0.086% of the equity securities portion of such assets and 0.10% of the fixed-income securities portion of such assets.

If the Plan is approved, a large portion of the combined assets of the Funds will continue to be sub-advised by PGI, the Manager will receive higher overall advisory fees with respect to the assets formerly owned by the Balanced Fund, and the amount of the Manager's expense reimbursement for Class J shares by the Manager will be reduced.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Funds is available in their annual reports to shareholders for the year ended October 31, 2002, and in the following documents which have been filed with the SEC: prospectus and Statement of Additional Information for the Investors Fund (including the Principal LifeTime 2030 Fund and Balanced Fund) dated March 1, 2003; and Statement of Additional Information for the registration statement of which this prospectus/information statement is a part, dated April 10, 2003. You may obtain copies of the annual reports to shareholders, the prospectuses and the Statements of Additional Information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-2080, or by telephoning shareholder services toll-free at 1-800-247-4123.

Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as applicable. Accordingly, each files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Investors Fund shareholder meeting should send the proposal to the Investors Fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/information statement.

                                  APPENDIX A

                            PRINCIPAL INVESTORS FUND

                              PLAN OF ACQUISITION

                 BALANCED FUND AND PRINCIPAL LIFETIME 2030 FUND

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the Principal LifeTime 2030 Fund of the Fund acquire all of the assets of the Balanced Fund in exchange for the assumption by the Principal LifeTime 2030 Fund of all of the liabilities of the Balanced Fund and shares issued by the Principal LifeTime 2030 Fund which are thereafter to be distributed by the Balanced Fund pro rata to its shareholders in complete liquidation and termination of the Balanced Fund and in exchange for all of the Balanced Fund's outstanding shares.

The Balanced Fund will transfer to the Principal LifeTime 2030 Fund and the Principal LifeTime 2030 Fund will acquire from the Balanced Fund, all of the assets of the Balanced Fund on the Closing Date and will assume from the Balanced Fund all of the liabilities of the Balanced Fund in exchange for the issuance of the number of shares of the Principal LifeTime 2030 Fund determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the Balanced Fund in complete liquidation and termination of the Balanced Fund and in exchange for all of the Balanced Fund's outstanding shares. The Balanced Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the Balanced Fund in proper form prior to the Closing Date shall be fulfilled by the Balanced Fund. Redemption requests received by the Balanced Fund thereafter will be treated as requests for redemption of those shares of the Principal LifeTime 2030 Fund allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, the Principal LifeTime 2030 Fund will issue to the Balanced Fund a number of full and fractional shares of the Principal LifeTime 2030 Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the Balanced Fund. The aggregate value of the net assets of the Balanced Fund and the Principal LifeTime 2030 Fund shall be determined in accordance with the then current Prospectus of the Principal LifeTime 2030 Fund as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-2080 at 3:00 p.m. Central Daylight Time on August 1, 2003 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the Principal LifeTime 2030 Fund or the Balanced Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the Balanced Fund shall (a) distribute on a pro rata basis to the shareholders of record of the Balanced Fund at the close of business on the Closing Date the shares of the Principal LifeTime 2030 Fund received by the Balanced Fund at the Closing in exchange for all of the Balanced Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the Principal LifeTime 2030 Fund to shareholders of the Balanced Fund, the Principal LifeTime 2030 Fund shall credit on the books of the Principal LifeTime 2030 Fund an appropriate number of shares of the Principal LifeTime 2030 Fund to the account of each shareholder of the Balanced Fund. No certificates will be issued for shares of the Principal LifeTime 2030 Fund. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the Balanced Fund, shall be deemed for all purposes of the Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the Principal LifeTime 2030 Fund to be credited on the books of the Principal LifeTime 2030 Fund in respect of such shares of the Balanced Fund as provided above.

Prior to the Closing Date, the Balanced Fund shall deliver to the Principal LifeTime 2030 Fund a list setting forth the assets to be assigned, delivered and transferred to the Principal LifeTime 2030 Fund, including the securities then owned by the Balanced Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the Principal LifeTime 2030 Fund pursuant to this Plan.

All of the Balanced Fund's portfolio securities shall be delivered by the Balanced Fund's custodian on the Closing Date to the Principal LifeTime 2030 Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act, transferred to an account in the name of the Principal LifeTime 2030 Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the Balanced Fund's account at its custodian to the Principal LifeTime 2030 Fund's account at its custodian. If on the Closing Date the Balanced Fund is unable to make good delivery to the Principal LifeTime 2030 Fund's custodian of any of the Balanced Fund's portfolio securities because such securities have not yet been delivered to the Balanced Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the Balanced Fund shall deliver to the Principal LifeTime 2030 Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the Principal LifeTime 2030 Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the Principal LifeTime 2030 Fund.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the Balanced Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the Balanced Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the Balanced Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the Balanced Fund or the Principal LifeTime 2030 Fund in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

Principal
        Financial
        Group
LOGO


Name                                                       Shares:  # of Shares
Privacy ID
Contract No.
Contract Name


                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Trustar, the trustee of your retirement plan, is soliciting instructions for voting shares of the Balanced Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14 , 2003 at 2:00 p.m. C.D.T.

Please check the appropriate boxes below, date this form and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Trustar will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposals. Please mark your choices by filling in the appropriate boxes below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.

Voting Instruction
       For all of the full and fractional shares of the Fund for which I am permitted to give you the voting directions, Trustar, as holder of such shares as trustee, is hereby instructed to vote as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Proxy Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all matters as may properly come before the meeting.

                               FOR          AGAINST         ABSTAIN

     1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the Principal LifeTime 2030 Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Balanced Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the Balanced Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

NOTE:     Please sign exactly as your name appears on this form.



Signature ____________________________         __________________________, 2003
                                                   Date
ZZ 18045 VIP

Principal
        Financial
        Group
LOGO

Name                                           Account No.:  Account #
Address                                        Shares:  # of Shares
Address
City, State ZIP


                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Principal Life Insurance Company, the custodian of your Individual Retirement Account, is soliciting instructions, as provided in the IRA Custodial Agreement, for voting Class J shares of the Balanced Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14, 2003 at 2:00 p.m. C.D.T.

Please check the appropriate box on the back of this form, date and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Principal Life Insurance Company will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposal. Please mark your choices by filling in the appropriate box below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.

Voting Instruction
       I hereby instruct Principal Life Insurance Company, as custodian of my IRA, to vote all of the full and fractional Class J shares of the Balanced Fund included in my IRA as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Information Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all other matters as may properly come before the meeting.

                               FOR          AGAINST         ABSTAIN

    1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the Principal LifeTime 2030 Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Balanced Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the Balanced Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

NOTE:     Please sign exactly as your name appears on this form.



Signature ____________________________         __________________________, 2003
                                                   Date

LOGO


  Principal
           Financial
           Group


April 10, 2003


Dear Shareholder:


The Board of Directors of Principal Investors Fund, Inc. has called a special meeting of the shareholders of one series of the Fund, the International SmallCap Fund, for May 14, 2003 to vote on a Plan of Acquisition which provides for the combination of the International SmallCap Fund with another series of the Fund, the International Fund I. If the Plan is approved by shareholders and implemented, shareholders of the International SmallCap Fund will cease to own shares of the International SmallCap Fund and will become the owner of shares of the same class of the International Fund I equal in value to the shares of the International SmallCap Fund. The Board believes that the proposed change is in the best interest of each series of the Fund and its shareholders.


The International SmallCap Fund and the International Fund I are growth-oriented funds which invest primarily in common stocks of foreign companies and seek long-term growth of capital. The principal difference between the International SmallCap Fund and the International Fund I is the investment strategy of each series. The International SmallCap Fund invests primarily in companies having market capitalizations of $2 billion or less. The International Fund I may invest in companies having small, medium or large market capitalizations; it is not restricted to small capitalization companies.


It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.


Sincerely,

/s/ Ralph C. Eucher

Ralph C. Eucher
President
Principal Investors Fund, Inc.

                                   NOTICE OF

                        SPECIAL MEETING OF SHAREHOLDERS


                           TO BE HELD ON MAY 14, 2003

                                  ___________


To the Shareholders:


Notice is hereby given that a special meeting of the shareholders of the International SmallCap Fund, a series of Principal Investors Fund, Inc., will be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the International Fund I, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and the International SmallCap Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the International SmallCap Fund at the close of business on April 7, 2003, the record date for the meeting.


Please read the attached prospectus/information statement.

                                /s/ A. S. Filean

                              For the Board of Directors
                              Arthur S. Filean
                              Senior Vice President and Secretary

                              April 10, 2003

                         PRINCIPAL INVESTORS FUND, INC.
                              INTERNATIONAL FUND I
                             INTERNATIONAL SMALLCAP
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the International SmallCap Fund, a series of Principal Investors Fund, Inc. ("Investors Fund") to be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.

At the meeting, shareholders of the International SmallCap Fund will vote on a Plan of Acquisition ("Plan"). Under the Plan, if approved, the International Fund I (the "International Fund"), another series of the Investors Fund, will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock. The International SmallCap Fund will immediately redeem all its outstanding Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shares by distributing the International Fund shares of the same classes to its shareholders. As a result, a shareholder of the International SmallCap Fund will have the same amount invested in the same share class of the International Fund that the shareholder had invested in those share classes of the International SmallCap Fund at the effective time. The manager of the Investors Fund, Principal Management Corporation, has agreed to pay all expenses incurred by the International SmallCap Fund in connection with the Plan.

The International SmallCap Fund and the International Fund are each a series of the Investors Fund, which is a Maryland corporation organized by Principal Life Insurance Company ("Principal Life") and registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of the International SmallCap Fund and the International Fund is to seek long-term growth of capital. The International SmallCap Fund pursues the investment objective by investing at least 80% of its assets in common stocks of non-U.S. companies having a market capitalization of $2 billion or less while the International Fund may invest all of its assets in common stocks of non-U.S. companies having small, medium or large market capitalizations.

This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.

The prospectus and Statement of Additional Information for the International Fund and the International SmallCap Fund, dated March 1, 2003, have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Investors Fund or its manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-2080 or by telephoning toll-free 1-800-247-4123. The prospectus of the International Fund and the International SmallCap Fund, dated March 1, 2003, and the Statement of Additional Information, dated April 10, 2003, relating to this prospectus/information statement, are incorporated herein by reference. A copy of the current prospectus for the International Fund I is included with this mailing.
                             _____________________

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              _____________________

      The date of this prospectus/information statement is April 10, 2003

                        PROSPECTUS/INFORMATION STATEMENT

                               TABLE OF CONTENTS


INTRODUCTION AND VOTING INFORMATION.................                       5
  Special Meeting; Voting...........................                       5
  Additional Information............................                       6
SUMMARY.............................................                       7
  The Plan..........................................                       7
  Reasons for the Proposed Combination..............                       7
  Investment Objectives and Policies................                       8
  Fees and Expenses of the Series...................                       9
  Purchases.........................................                       13
  Exchanges.........................................                       13
  Redemption Procedures and Fees....................                       13
  Dividends and Distributions.......................                       14
  Federal Income Tax Consequences of the Proposed Combination              14
  Costs and Expenses................................                       14
  Continuation of Shareholder Accounts..............                       14
PRINCIPAL RISK FACTORS..............................                       14
THE PLAN............................................                       15
  Plan of Acquisition...............................                       15
  Description of Securities to Be Issued............                       16
  Reasons for the Proposed Combination..............                       16
  Federal Income Tax Consequences...................                       17
  Capitalization....................................                       18
MANAGEMENT'S DISCUSSION OF INTERNATIONAL FUND PERFORMANCE                  19
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS             20
ADDITIONAL INFORMATION ABOUT THE FUNDS..............                       23
PROPOSALS OF SHAREHOLDERS...........................                       23
OTHER BUSINESS......................................                       23

APPENDIX A: FORM OF PLAN OF ACQUISITION .............                      24

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of the International SmallCap Fund, a series of the Investors Fund, in connection with a special meeting of the shareholders of the International SmallCap Fund to be held on May 14, 2003. The purpose of the meeting is to vote on the Plan for the International SmallCap Fund. A copy of the Plan is included as Appendix A. The Plan provides for the combination of the International SmallCap Fund with the International Fund which is also a series of the Investors Fund, as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about April 10, 2003.

THE BOARD OF DIRECTORS OF THE INVESTORS FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF THE INTERNATIONAL SMALLCAP FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.

Shareholders of record of the International SmallCap Fund at the close of business on April 7, 2003, the record date, are entitled to vote at the meeting. As of the record date, the International SmallCap Fund had the following shares outstanding and entitled to be voted.

                      OUTSTANDING
    SHARE CLASS         SHARES
    -----------       -----------
 Advisors Preferred   264,189.16
 Advisors Select      190,335.99
 Preferred            218,154.87
 Select               125,528.92
 Institutional          1,046.03
 Class J              627,982.69

Shareholders of the International SmallCap Fund are entitled to one vote for each share of each Class held at the meeting. A quorum for the International SmallCap Fund must be present at the meeting for the transaction of business. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by the International SmallCap Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of the International SmallCap Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of the International SmallCap Fund do not approve the Plan, the Board will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the International SmallCap Fund.

Proxies of the shareholders of the International SmallCap Fund are not being solicited because Principal Life owned or was authorized to vote a majority of the outstanding shares of the International SmallCap Fund as of the record date, and is expected to be present at the meeting and to vote in favor of approval the Plan.

ADDITIONAL INFORMATION
----------------------
On April 7, 2003, the directors and officers of the Investors Fund together owned less than 1% of each of the International SmallCap Fund's and the International Fund's outstanding shares. Principal Life, Des Moines, Iowa, 50392, an Iowa life insurance company and an affiliate of Principal Management Corporation, the manager of the Funds (the "Manager"), owned of record and beneficially, either directly or through subsidiaries, 29.39% of the outstanding shares of the International Fund. The table below shows the percentage of the outstanding shares of each Class of the International SmallCap Fund owned by Principal Life on April 7, 2003 and based on those holdings, its percentage of ownership at the effective time (3:00 p.m. C.D.T. on August 1, 2003):

                            PRINCIPAL LIFE'S
                              INTERNATIONAL         PRINCIPAL LIFE'S
                              SMALLCAP FUND        INTERNATIONAL FUND
                          PERCENTAGE OWNERSHIP    PERCENTAGE OWNERSHIP
      SHARE CLASS           ON APRIL 7, 2003      AT THE EFFECTIVE TIME
      -----------         ---------------------  -----------------------
 Advisors Preferred               69.77%                 65.27%
 Advisors Select                  65.74                  57.54
 Preferred                        57.30                  24.96
 Select                           99.58                  99.74
 Institutional                   100.00                  91.44
 Class J                           1.67                   1.52

The ultimate parent of Principal Life is Principal Financial Group, Inc.

As of April 7, 2003, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                                                       PERCENTAGE
 NAME                                          ADDRESS                OF OWNERSHIP
 ----                                         --------                ------------
INTERNATIONAL FUND I - ADVISORS PREFERRED
CLASS
 Trustar                                      P.O. Box 8963
 FBO SVH Group 401k Profit Sharing Plan       Wilmington, DE 19899       16.4%
 Trustar                                      P.O. Box 8963
 FBO ESS Technology Inc. Salary Saving Plan   Wilmington, DE 19899        18.9
INTERNATIONAL FUND I - ADVISORS SELECT
CLASS
 Trustar                                      P.O. Box 8963
 FBO Ottenbergs Bakers Inc. 401(k)            Wilmington, DE 19899         6.1
 Trustar                                      P.O. Box 8963
 FBO X-Ray Industries Inc. TDS Plan           Wilmington, DE 19899        14.3
 Trustar                                      P.O. Box 8963
 FBO Independent Publications Inc. 401a       Wilmington, DE 19899        17.1
INTERNATIONAL FUND I - PREFERRED CLASS
 Chase Manhattan Bank NA
 FBO Bank Administration Institute 401k       One Chase Square
 Plan                                         Rochester, NY 14643          6.1
 Chase Manhattan Bank NA
 FBO Cancer Therapy & Research Foundation     One Chase Square
 Money Purchase                               Rochester, NY 14643         11.0
 JP Morgan Chase
 FBO Capital District Physicians Health       4 New York Plaza, 2nd
 Plan Inc.                                    Floor
 401(k) Profit Sharing Plan & Trust           New York, NY 10004          20.6
 Trustar
 FBO Moran Towing Corporation Fleet           P.O. Box 8963
 Employee Retirement Plan                     Wilmington, DE 19899        23.0
INTERNATIONAL SMALLCAP FUND - ADVISORS
PREFERRED CLASS
 Trustar                                      P.O. Box 8963               23.8
 FBO Rhode Island Distributing Company        Wilmington, DE 19899
 401(k) Profit Sharing Plan

INTERNATIONAL SMALLCAP FUND - ADVISORS
SELECT CLASS
 Trustar                                      P.O. Box 8963               10.5
 FBO Quaker Windows Products                  Wilmington, DE 19899
 401k Profit Sharing Plan & Trust
 Trustar
 FBO Robbins Motor Transportation Inc. 401k   P.O. Box 8963                5.8
 plan                                         Wilmington, DE 19899
 Trustar                                      P.O. Box 8963                5.0
 FBO Souther Lumber Company 401(k)            Wilmington, DE 19899
 Trustar
 FBO Acme Corrugated Box Co Inc. Profit       P.O. Box 8963                8.6
 Sharing (401k)                               Wilmington, DE 19899
INTERNATIONAL SMALLCAP FUND - PREFERRED
CLASS
 Trustar                                      P.O. Box 8963               23.8
 FBO Rhode Island Distributing Company        Wilmington, DE 19899
 401(k) Profit Sharing Plan

The Investors Fund does not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of either of the Funds.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of the International SmallCap Fund with the International Fund. The International SmallCap and International Fund are each a series of the Investors Fund. Under the Plan, at the effective time on the closing date, the International Fund will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue to the International SmallCap Fund shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets of the International SmallCap Fund attributable to each share class. Immediately thereafter, the International SmallCap Fund will distribute all the International Fund shares it receives to its shareholders who own the corresponding class of the International SmallCap Fund shares and thereby redeem all its outstanding shares. Each International SmallCap Fund shareholder will receive International Fund shares equal in value to the shares of the corresponding class of the International SmallCap Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.D.T. on August 1, 2003.

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The International SmallCap Fund has a relatively small amount of assets and has experienced limited sales of shares. The likelihood that the International SmallCap Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Investors Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of the International SmallCap Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the International SmallCap Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that the Plan will provide shareholders of the International SmallCap Fund with an investment in a larger growth-oriented, international fund with a more favorable expense ratio than the International SmallCap Fund. The table below reflects the investment performance of the International SmallCap Fund and the International Fund for the periods ended February 28, 2003.

                                   TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                        ---------------------------------------------------------
                                                                        ADVISORS
                                        PREFERRED                       PREFERRED
         FUND                             CLASS                           CLASS
         ----           ----------------------------------------   --------------
                                                   SINCE                       SINCE
                              1-YR.             INCEPTION**        1-YR.    INCEPTION**
                              -----             -----------        -----    -----------
 International Fund          -17.15                -19.70          -17.65     -19.98
 International
 SmallCap Fund               -16.98                -18.15          -17.31     -18.46

                                   TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                   ------------------
                                                                       ADVISORS
                                         SELECT                         SELECT
         FUND                            CLASS                           CLASS
         ----           ----------------------------------------  -------------------
                                                  SINCE                       SINCE
                             1-YR.             INCEPTION***       1-YR.    INCEPTION**
                             -----             ------------       -----    -----------
 International Fund          -17.49               -19.85          -17.96     -20.21
 International
 SmallCap Fund               -17.00               -18.28          -17.37     -18.58

                                                                TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                       ---------------------------------------------------------------------------------
                                                               INSTITUTIONAL
                FUND                                               CLASS                                        CLASS J
                ----                   -----------------------------------------                       -----------------
                                                                                  SINCE                                 SINCE
                                                  1-YR.                       INCEPTION***               1-YR.      INCEPTION***
                                                  -----                       ------------               -----      ------------
 International Fund                              -17.20                          -19.06                 -18.71         -19.73
 International SmallCap Fund                     -16.73                          -16.76                 -18.41         -17.55
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 **Inception Date of December 6, 2000.
 ***Inception Date of March 1, 2001.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the International Fund and of the International SmallCap Fund is to seek long-term growth of capital. Each Fund invests primarily in equity securities of non-U.S. companies, but the International SmallCap Fund invests at least 80% of its assets in companies having market capitalizations of less than $2 billion. The International Fund may invest all of its assets in non-U.S. companies having small, medium or large market capitalizations. Thus, while the risks of investing in international stock funds in general are similar for each Fund, each has different risks due to the extent to which each invests in companies with small market capitalizations.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with Principal Global Investors, LLC ("PGI") to provide investment advisory services to the International SmallCap Fund as well as the International Fund. PGI is a direct wholly-owned subsidiary of Principal Life and an affiliate of the Manager.

Under the sub-advisory agreement, the Manager compensates PGI by paying it a portion of the fee the Manager receives from each Fund. The Manager pays PGI a smaller percentage of the fee it receives from the International Fund than the percentage of the fee it receives from the International SmallCap Fund. The Manager also currently waives a portion of the management fee, or pays expenses of, the Class J shares of each of the Funds. If the Plan is approved, the combined assets of the Funds will continue to be sub-advised by PGI, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the International SmallCap Fund, and the overall amount of the Manager's management fee waiver or expense reimbursement for Class J shares will be reduced.

FEES AND EXPENSES OF THE FUNDS
------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of either of the Funds.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                  -----------------------------------------
                                                                     ADVISORS
                                                         PREFERRED   PREFERRED
                                                           CLASS       CLASS
                                                         ---------   ---------
 Maximum sales charge imposed on purchases (as a % of
 offering price)                                           None        None
 Maximum Contingent Deferred Sales Charge ("CDSC") (as
 a % of dollars
 subject to charge)                                        None        None
 Redemption or Exchange Fee                                None        None

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                  -----------------------------------------
                                                                      ADVISORS
                                                             SELECT    SELECT
                                                             CLASS     CLASS
                                                             ------   --------
 Maximum sales charge imposed on purchases (as a % of
 offering price)                                              None      None
 Maximum Contingent Deferred Sales Charge ("CDSC") (as a %
 of dollars
 subject to charge)                                           None      None
 Redemption or Exchange Fee                                   None      None

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                  -----------------------------------------
                                           INSTITUTIONAL
                                               CLASS                  CLASS J
                                           -------------            -----------
 Maximum sales charge imposed on
 purchases (as a % of offering price)          None                   None
 Maximum Contingent Deferred Sales Charge
 ("CDSC") (as a % of dollars
 subject to charge)                            None                   1.00/(1)/
 Redemption or Exchange Fee                    None                   1.00/(2)/
                                                          /    /         /
///(1)/
   A contingent deferred sales charge of 1% applies on certain redemptions of shares made within 18 months after they are purchased.//
///(2)/
   Redemption fees or exchange fees are charged on redemptions or exchanges of $50,000 or more of shares redeemed within 30 days after they are purchased.

One-time fees
-------------
.. Class J shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee or exchange fee of 1.00% is charged on redemptions or exchanges of Class J shares of $50,000 or more if the shares were purchased within 30 days of the redemption or exchange. The fee is calculated as a percentage of market value at the time the shares are redeemed or exchanged.

The operating expenses attributable to each share class of each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 were as follows:

                                    INTERNATIONAL SMALLCAP FUND
                                -----------------------------------
                                           ADVISORS
                                PREFERRED  PREFERRED
   FUND OPERATING EXPENSES        CLASS      CLASS     SELECT CLASS*
   -----------------------      ---------  ---------   -------------
Management Fees                   1.20%      1.20%         1.20%
12b-1 Fees                        0.00       0.25          0.10
Other Expenses                    0.26       0.32          0.28
                                  ----       ----          ----
Total Operating Expenses          1.46%      1.77%         1.58%

                                   INTERNATIONAL SMALLCAP FUND
                                ---------------------------------
                                ADVISORS
                                 SELECT   INSTITUTIONAL
   FUND OPERATING EXPENSES       CLASS        CLASS       CLASS J*
   -----------------------      --------  -------------   --------
Management Fees                  1.20%        1.20%         1.20%
12b-1 Fees                       0.30         0.00          0.50
Other Expenses                   0.45         0.00          2.27
                                 ----         ----          ----
Total Operating Expenses         1.95%        1.20%         3.97%

                                        INTERNATIONAL FUND
                                -----------------------------------
                                           ADVISORS
                                PREFERRED  PREFERRED
   FUND OPERATING EXPENSES        CLASS      CLASS     SELECT CLASS*
   -----------------------      ---------  ---------   -------------
Management Fees                   0.90%      0.90%         0.90%
12b-1 Fees                        0.00       0.25          0.10
Other Expenses                    0.26       0.32          0.28
                                  ----       ----          ----
Total Operating Expenses          1.16%      1.47%         1.28%

                                                                   INTERNATIONAL FUND
                                           --------------------------------------------------------
                                                ADVISORS
                                                 SELECT              INSTITUTIONAL
         FUND OPERATING EXPENSES                  CLASS                  CLASS                  CLASS J**
         -----------------------                --------             -------------              ---------
Management Fees                                   0.90%                  0.90%                    0.90%
12b-1 Fees                                        0.30                   0.00                     0.50
Other Expenses                                    0.45                   0.00                     1.24
                                                  ----                   ----                     ----
Total Operating Expenses                          1.65%                  0.90%                    2.64%

* A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective June 10, 2002.

** The Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the International Fund and the International SmallCap Fund. The Manager intends to pay expenses normally payable by Class J shares of the International Fund and the International SmallCap Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce each Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the International Fund and the International SmallCap Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed:
     . 2.15% for the International SmallCap Fund through February 28, 2003, and 2.10% thereafter through February 29, 2004.
     . 1.85% for the International Fund through February 28, 2003, and 2.10% thereafter through February 29, 2004.

The International Fund's expenses, assuming implementation of the Plan on August 1, 2003, as a percentage of average daily net assets are as follows:

                                           INTERNATIONAL FUND
                                   ----------------------------------
                                              ADVISORS
                                   PREFERRED  PREFERRED
     FUND OPERATING EXPENSES         CLASS      CLASS     SELECT CLASS
     -----------------------       ---------  ---------   ------------
 Management Fees                     0.90%      0.90%        0.90%
 12b-1 Fees                          0.00       0.25         0.10
 Other Expenses                      0.26       0.32         0.28
                                     ----       ----         ----
 Total Operating Expenses            1.16%      1.47%        1.28%

                                                                      INTERNATIONAL FUND
                                              -------------------------------------------------------
                                                   ADVISORS
                                                    SELECT              INSTITUTIONAL
          FUND OPERATING EXPENSES                    CLASS                  CLASS                  CLASS J*
          -----------------------                  --------             -------------              --------
 Management Fees                                     0.90%                  0.90%                    0.90%
 12b-1 Fees                                          0.30                   0.00                     0.50
 Other Expenses                                      0.45                   0.00                     1.31
                                                     ----                   ----                     ----
 Total Operating Expenses                            1.65%                  0.90%                    2.71%

* The Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the International Fund. The Manager intends to pay expenses normally payable by Class J shares of the International Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce the International Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the International Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.

The following is an example of the effect of the operating expenses of each of the Funds as of October 31, 2002. The examples assume (1) a 5% annual return, and (2) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of each Fund, based upon these assumptions:

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                        -------------------------------------------------------------
                           1 YEAR         3 YEARS         5 YEARS          10 YEARS
                        -------------  --------------  --------------  -----------------
 International Fund         $150            $465            $803            $1,757
 International
 SmallCap Fund               180             557             959             2,084

                        NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                        ----------------------------------------------------------
                           1 YEAR        3 YEARS        5 YEARS         10 YEARS
                        ------------  -------------  -------------  ----------------
 International Fund         $168          $520          $   897          $1,955
 International
 SmallCap Fund               198           612            1,052           2,275

                         NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                        ----------------------------------------------------
                          1 YEAR       3 YEARS       5 YEARS        10 YEARS
                        -----------  ------------  ------------  ---------------
 International Fund        $118          $368          $638          $1,409
 International
 SmallCap Fund              149           462           797           1,746

                            NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                           -------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
 International Fund           $130        $406         $702          $1,545
 International SmallCap
 Fund                          161         499          860           1,878

                         NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                        --------------------------------------------------------
                           1 YEAR        3 YEARS        5 YEARS         10 YEARS
                        ------------  -------------  -------------  ----------------
 International Fund         $ 92          $287           $498            $1,108
 International
 SmallCap Fund               122           381            660             1,455

                                     IF YOU SELL YOUR CLASS J SHARES
                              --------------------------------------------
                               NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                              --------------------------------------------
                               1 YEAR    3 YEARS     5 YEARS       10 YEARS
                              --------  ---------  ------------  ------------
 International Fund             $369     $  820         $1,400      $2,973
 International SmallCap Fund     500      1,210    2,037             4,181

                                  IF YOU DO NOT SELL YOUR CLASS J SHARES
                              --------------------------------------------
                               NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                              --------------------------------------------
                               1 YEAR     3 YEARS     5 YEARS      10 YEARS
                              ---------  ----------  ----------  -------------
 International Fund             $267       $  820      $1,400       $2,973
 International SmallCap Fund     399        1,210       2,037        4,181

The following is an example of the effect of the operating expenses of the International Fund, assuming implementation of the Plan on August 1, 2003. The examples assume (1) a 5% annual return, and (2) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the International Fund, based upon these assumptions:

                      NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                     -------------------------------------------------------------
                        1 YEAR         3 YEARS         5 YEARS          10 YEARS
                     -------------  --------------  --------------  -----------------
 International Fund      $150            $465            $803            $1,757

                     NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                     ----------------------------------------------------------
                        1 YEAR        3 YEARS        5 YEARS         10 YEARS
                     ------------  -------------  -------------  ----------------
 International Fund      $168          $520           $897            $1,955

                      NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                     ----------------------------------------------------
                       1 YEAR       3 YEARS       5 YEARS        10 YEARS
                     -----------  ------------  ------------  ---------------
 International Fund     $118          $368          $638          $1,409

                      NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                     -------------------------------------------------
                       1 YEAR      3 YEARS      5 YEARS       10 YEARS
                     ----------  -----------  -----------  --------------
 International Fund     $130        $406         $702          $1,545

                      NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                     --------------------------------------------------------
                        1 YEAR        3 YEARS        5 YEARS         10 YEARS
                     ------------  -------------  -------------  ----------------
 International Fund      $92           $287           $498            $1,108

                            IF YOU SELL YOUR CLASS J SHARES
                     --------------------------------------------
                      NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                     --------------------------------------------
                      1 YEAR     3 YEARS     5 YEARS      10 YEARS
                     ---------  ----------  ----------  -------------
 International Fund    $376        $841       $1,435       $3,041

                         IF YOU DO NOT SELL YOUR CLASS J SHARES
                     --------------------------------------------
                      NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                     --------------------------------------------
                      1 YEAR     3 YEARS     5 YEARS      10 YEARS
                     ---------  ----------  ----------  -------------
 International Fund    $274        $841       $1,435       $3,041

PURCHASES
---------
Shares of the International Fund and the International SmallCap Fund are offered for sale through Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Investors Fund, or other dealers which it selects.

ONGOING FEES
------------
The International Fund and the International SmallCap Fund pay ongoing fees to the Manager. Some of the share classes of each Fund also pay ongoing fees to Princor and others who provide services to the funds. These fees reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
The Investors Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act for its Advisors Preferred, Advisors Select, Select and Class J shares for the International Fund and the International SmallCap Fund. Under each Distribution Plan, each Fund pays a fee to Princor based on the average daily net asset values attributable to these share classes. These ongoing fees pay expenses relating to distribution of shares of the four share classes referred to above and for services Princor and other selling dealers provide to shareholders of those classes of shares. Because they are ongoing, the fees may, over time, exceed other types of sales charges such as front-end charges or contingent deferred sales charges.

    SHARE CLASS        12B-1 FEE
    -----------        ---------
 Advisors Preferred      0.25%
 Advisors Select         0.30%
 Select                  0.10%
 Class J                 0.50%

EXCHANGES
---------
Shares of the International Fund and the International SmallCap Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other series of the Investors Fund. If Class J shares are exchanged for Class J shares of another series, the shares acquired by the exchange will be subject to the applicable CDSC imposed by the new series; however, the holding period of the Class J shares exchanged is added to the holding period of the acquired Class J shares for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the International Fund and the International SmallCap Fund may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form with respect to Class J shares, the amount you receive will be reduced by any applicable CDSC or redemption fee.

Generally, the sale proceeds are sent to you on the day following the day you place the sell order.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The International Fund and the International SmallCap Fund each pay its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23rd (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains the Funds distribute to shareholders may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Immediately prior to implementation of the Plan, the International Fund and the International SmallCap Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the implementation (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the implementation (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income each Fund distributes to its shareholders.

FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either Fund or either Fund's shareholders in connection with the combination, and the tax cost basis of the International Fund shares received by shareholders of the International SmallCap Fund will equal the tax cost basis of their shares in the International SmallCap Fund and their holding period of the International Fund shares will include the time during which the shareholders held the International SmallCap Fund shares.

COSTS AND EXPENSES
------------------
The Manager will bear all out-of-pocket fees and expenses incurred by the Fund in connection with the transactions contemplated by the Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of the Plan, you will cease to be a shareholder of the International SmallCap Fund and will become a shareholder of the International Fund owning the same class of shares of the International Fund having the same value as the investment you had in the International SmallCap Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the International Fund and the International SmallCap Fund is to seek long-term growth of capital. Each Fund invests primarily in equity securities of foreign companies, but the International SmallCap Fund invests at least 80% of its assets in companies having market capitalizations of less than $2 billion. The International Fund may invest all of its assets in common stock of non-U.S. companies having small, medium or large market capitalizations. Thus, while the risks of investing in international stock funds in general are similar for each Fund, each has different risks due to the extent to which each invests in companies with small market capitalizations. As with all mutual funds, as the values of the assets of each Fund rise or fall, the share prices change for each. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS
Because it purchases equity securities, each Fund is subject to the risk that prices of securities it owns will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The International SmallCap Fund invests primarily in small companies and the International Fund may invest in small, medium or large companies. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


                                    THE PLAN


PLAN OF ACQUISITION
-------------------
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

Under the Plan, the International Fund will acquire all the assets and assume all the liabilities of the International SmallCap Fund and will issue to the International SmallCap Fund the number of shares of Common Stock of each share class of the International Fund that has a net asset value equal to the net asset value attributable to each corresponding share class of the International
SmallCap Fund.   We expect that the closing date will be August 1, 2003,
assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 3:00 P.M., Central Daylight Time, on that date. The Fund will determine their net asset values as of the effective time using the procedures described in the Investors Fund's prospectus (the procedures applicable to the International Fund and the International SmallCap Fund are identical). The International Fund will issue to the International SmallCap Fund a number of shares of each share class equal to the value of the net assets of each corresponding share class of the International SmallCap Fund outstanding at the effective time. The International SmallCap Fund will be managed such that at the effective time it will hold only cash or other securities that are eligible investments for the International Fund.

Immediately after the effective time, the International SmallCap Fund will distribute to you its International Fund shares of the same class as the International SmallCap Fund shares you own in exchange for all your International SmallCap Fund shares of that class. You will receive shares of the International Fund that are equal in value to the shares of the International SmallCap Fund you surrender in the exchange. In connection with the exchange, the International Fund will credit on its books an appropriate number of its shares to the account of each International SmallCap Fund shareholder, and the International SmallCap Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for International SmallCap Fund shares that is not surrendered will be deemed to represent the number of International Fund shares for which the International SmallCap Fund shares have been exchanged. After the effective time, the International SmallCap Fund will dissolve in accordance with applicable law.

The consummation of the transactions contemplated by the Plan for the International SmallCap Fund is subject to the approval of the Plan by the shareholders of the International SmallCap Fund. The Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of the International SmallCap Fund after the shareholders of the International SmallCap Fund have approved the Plan. The Board of Directors may terminate the Plan at any time before the effective time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders.

The Manager will pay all fees and out-of-pocket expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The share classes of the International Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the International Fund as the share classes of the International SmallCap Fund have with respect to the International SmallCap Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of April 7, 2003, the International Fund had the following number of shares of each class outstanding:

                      OUTSTANDING
    SHARE CLASS          SHARES
    -----------       -----------
 Advisors Preferred     356,237.18
 Advisors Select        310,966.88
 Preferred              571,571.36
 Select                  76,094.34
 Institutional          720,323.05
 Class J              2,122,744.35

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The International SmallCap Fund has a relatively small amount of assets and has experienced limited sales of shares. The likelihood that the International SmallCap Fund will achieve significant asset levels in the foreseeable future is low. The Board for the International SmallCap Fund considered these and other factors and determined that the proposed Plan would be in the best interests of the International SmallCap Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the International SmallCap Fund will not be diluted as a result of the transactions contemplated by the Plan.

The Plan has been approved by the Board of Directors of the International Fund and the International SmallCap Fund, including all of the directors who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Board considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the International SmallCap Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the Fund as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the Funds, including any change in fees or expenses to be paid or borne by shareholders of the International SmallCap Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the Funds; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the International SmallCap Fund; (8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the Funds and changes with respect to the investment objectives and policies of the International SmallCap Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the International Fund will use a portion of the International SmallCap Fund's assets in its business and will continue the International SmallCap Fund's historic business, the combination of the International SmallCap Fund with the International Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free "reorganization," under applicable provisions of the Code. In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the International Fund shares received by shareholders of the International SmallCap Fund will equal the tax cost basis of their shares in the International SmallCap Fund, and their holding periods for the International Fund shares will include their holding periods for the International SmallCap Fund shares.

As of October 31, 2002, the International SmallCap Fund had an accumulated capital loss carryforward in the amount of approximately $1,605,000. After the reorganization, this loss will be available to the International Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the International Fund may not be able to use these losses as rapidly as the International SmallCap Fund might have, and part of these losses may not be usable at all. The ability of the International Fund to utilize the accumulated capital loss carry-forward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfoward currently are available only to shareholders of the International SmallCap Fund. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the International Fund.

The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of the International SmallCap Fund and the International Fund separately, as of February 28, 2003, and combined in the aggregate (unaudited), as of that date, giving effect to the Plan:

                                     INTERNATIONAL SMALLCAP FUND
                                  ----------------------------------
                                   ADVISORS                 ADVISORS
                                  PREFERRED   PREFERRED      SELECT
                                    CLASS       CLASS        CLASS
                                  ---------   ---------     --------
 Net Assets                       $1,673,949  $1,428,696   $1,251,169
 Net Asset Value Per Share             $6.43       $6.46        $6.42
 Shares Outstanding                  260,163     221,130      195,019

                                      INTERNATIONAL SMALLCAP FUND
                                  -----------------------------------
                                   SELECT   INSTITUTIONAL
                                   CLASS        CLASS        CLASS J
                                   ------   -------------    -------
 Net Assets                       $807,164    $932,332      $3,923,261
 Net Asset Value Per Share           $6.45       $6.48           $6.44
 Shares Outstanding                125,207     143,931         609,053

                                          INTERNATIONAL FUND
                                  ----------------------------------
                                   ADVISORS                 ADVISORS
                                  PREFERRED   PREFERRED      SELECT
                                    CLASS       CLASS        CLASS
                                  ---------   ---------     --------
 Net Assets                       $1,719,582  $3,779,709   $1,958,946
 Net Asset Value Per Share             $6.16       $6.17        $6.12
 Shares Outstanding                  279,182     612,444      320,145

                                          INTERNATIONAL FUND
                                 ------------------------------------
                                  SELECT   INSTITUTIONAL
                                  CLASS        CLASS         CLASS J
                                  ------   -------------     -------
 Net Assets                      $468,770   $30,999,736    $12,194,398
 Net Asset Value Per Share          $6.16         $6.18          $6.15
 Shares Outstanding                76,094     5,013,510      1,984,033

                                    COMBINED INTERNATIONAL FUND
                                 ----------------------------------
                                  ADVISORS                 ADVISORS
                                 PREFERRED   PREFERRED      SELECT
                                   CLASS       CLASS        CLASS
                                 ---------   ---------     --------
 Net Assets                      $3,393,531  $5,208,405   $3,210,115
 Net Asset Value Per Share            $6.16       $6.17        $6.12
 Shares Outstanding                 550,927     844,000      524,585

                                     COMBINED INTERNATIONAL FUND
                                --------------------------------------
                                  SELECT    INSTITUTIONAL
                                  CLASS         CLASS         CLASS J
                                  ------    -------------     -------
 Net Assets                     $1,275,934   $31,932,068    $16,117,659
 Net Asset Value Per Share           $6.16         $6.18          $6.15
 Shares Outstanding                207,128     5,164,373      2,621,961

           MANAGEMENT'S DISCUSSION OF INTERNATIONAL FUND PERFORMANCE


The following discussion relates to the performance of the International Fund during its most recent fiscal year, which ended October 31, 2002.

                                                 MSCI                    Morningstar
                                   Total         EAFE                   Foreign Stock
                                   Return
Year Ended October 31,     IN       @NAV       Index-ND       Total       Category      Total Return
----------------------     --       ----       --------       Return      --------
                          10,000                    10,000                     10,000
                  2001     7,288   -27.12%           7,573     -24.27%          7,634         -23.66%


LOGO


International equity markets posted negative returns in the last year, largely due to concerns about the sustainability of the global economic recovery. The Principal Investors Fund - International Fund I outperformed the MSCI Europe, Australasia and Far East (EAFE) Index by approximately 1.6% for the one-year period ending October 31, 2001, returning -12.33%, compared to -13.21% for the Index.

Initial market performance in the fiscal year was positive as companies experienced a rebound in business after the September 11 terrorist attacks. This strong economic and company performance faded in the second half of 2002. The sluggish economic growth negatively impacted company earnings and ultimately resulted in weak equity markets from July through September.

The Fund outperformed the Index based on strong stock selection in the information technology, energy and financials sectors. In the technology sector, we added value within semiconductor equipment and products. Samsung Electronics was a strong performer for the Fund. In the energy sector, returns were generated with the holdings in integrated oil companies trading on discount valuations. The focus on retail banks and insurance companies with solid balance sheets was the correct strategy within the financials sector.

The best performing sectors in the last year were consumer staples, basic materials and consumer discretionary. In general, the bright spot in the global economy continues to be the ongoing consumer spending. The basic materials industry benefited from better commodity prices and cheap valuations. On the negative side, the information technology and telecommunication services sectors were hit particularly hard. Companies in these sectors suffer from weak pricing and poor balance sheets.

Fund managers are currently finding good value in the basic materials and consumer staples sectors. The pharmaceuticals, information technology and financial sectors are viewed less favorably. The Fund's investment positioning is a result of implementing a bottom-up, borderless philosophy in international investing. This philosophy focuses on in-depth research of companies and investing at discount valuations.

/ //1)/ MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.
/ //2)/ MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND
 FAR EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


The investment objectives of each Fund is fundamental and certain investment restrictions which are designated as such in each Fund's prospectus or Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Funds. All other investment policies and restrictions are not fundamental and may be changed by the Investors Fund Board of Directors without shareholder approval.

INTERNATIONAL FUND
------------------
The International Fund seeks long-term growth of capital.

INTERNATIONAL FUND STRATEGY
The International Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The International Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The International Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the International Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the International Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the International Fund, the Sub-Advisor, PGI, pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

INTERNATIONAL SMALLCAP FUND
---------------------------
The International SmallCap Fund seeks long-term growth of capital.

INTERNATIONAL SMALLCAP FUND STRATEGY
The International SmallCap Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the International SmallCap Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The International SmallCap Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

PGI diversifies the International SmallCap Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the International SmallCap Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

In addition to having similar investment objectives, the International Fund and the International SmallCap Fund have many similar investment policies and restrictions.

INTERNATIONAL SMALLCAP FUND AND INTERNATIONAL FUND INVESTMENT POLICIES AND RESTRICTIONS
Fundamental Restrictions
------------------------
Each of the following restrictions for the International SmallCap Fund and International Fund is a matter of fundamental policy and may not be changed without shareholder approval. The International SmallCap Fund and International Fund may not:
  . Issue any senior securities as defined in the Investment Company Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
  . Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
  . Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate. . Borrow money, except that it may a) borrow from banks (as defined in the
    Investment Company Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
  . Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
  . Invest more than 5% of its total assets in the securities of any one issuer
    (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.
  . Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
  . Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
  . Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The International SmallCap Fund and International Fund have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to the International SmallCap Fund and International Fund's present policy to:
  . Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
  . Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
  . Invest in companies for the purpose of exercising control or management.
  . Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
    (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.
  . Invest more than 5% of its total assets in real estate limited partnership interests.
  . Acquire securities of other investment companies in reliance on Section
    12(d) (1) (F) or (G) of the Investment Company Act.

The International SmallCap Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in companies having market capitalizations of less than $2 billion.


INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with PGI to provide investment advisory services to the International SmallCap Fund as well as the International Fund. PGI is a direct wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The International Fund paid the Manager a fee equal to 0.90% (0.0% for the Class J shares after waiver) of the International Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee equal to 0.11% of such assets.

The Manager has also entered into a sub-advisory agreement with PGI to provide investment advisory services to the International SmallCap Fund. The International SmallCap Fund paid the Manager a fee equal to 1.20% (0.0% for the Class J shares after waiver) of the International SmallCap Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee of 0.50% of such assets.

If the Plan is approved, the combined assets of the Funds will continue to be sub-advised by a sub-advisor affiliated with the Manager, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the International SmallCap Fund, and the amount of the management fee waiver or expense reimbursement for Class J shares by the Manager will be reduced.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Funds is available in their annual reports to shareholders for the year ended October 31, 2002, and in the following documents which have been filed with the SEC: prospectus and Statement of Additional Information for the Investors Fund (including the International Fund and International SmallCap Fund) dated March 1, 2003; and Statement of Additional Information for the registration statement of which this prospectus/information statement is a part, dated April 10, 2003. You may obtain copies of the annual reports to shareholders, the prospectuses and the Statements of Additional Information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-2080, or by telephoning shareholder services toll-free at 1-800-247-4123.

Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as applicable. Accordingly, each files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Investors Fund shareholder meeting should send the proposal to the Fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/information statement.

                                   APPENDIX A

                            PRINCIPAL INVESTORS FUND

                              PLAN OF ACQUISITION

              INTERNATIONAL SMALLCAP FUND AND INTERNATIONAL FUND I

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the International Fund I of the Fund acquire all of the assets of the International SmallCap Fund in exchange for the assumption by the International Fund I of all of the liabilities of the International SmallCap Fund and shares issued by the International Fund I which are thereafter to be distributed by the International SmallCap Fund pro rata to its shareholders in complete liquidation and termination of the International SmallCap Fund and in exchange for all of the International SmallCap Fund's outstanding shares.

The International SmallCap Fund will transfer to the International Fund I and the International Fund I will acquire from the International SmallCap Fund, all of the assets of the International SmallCap Fund on the Closing Date and will assume from the International SmallCap Fund all of the liabilities of the International SmallCap Fund in exchange for the issuance of the number of shares of the International Fund I determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the International SmallCap Fund in complete liquidation and termination of the International SmallCap Fund and in exchange for all of the International SmallCap Fund's outstanding shares. The International SmallCap Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the International SmallCap Fund in proper form prior to the Closing Date shall be fulfilled by the International SmallCap Fund. Redemption requests received by the International SmallCap Fund thereafter will be treated as requests for redemption of those shares of the International Fund I allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date;

On the Closing Date, the International Fund I will issue to the International SmallCap Fund a number of full and fractional shares of the International Fund I, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the International SmallCap Fund. The aggregate value of the net assets of the International SmallCap Fund and the International Fund I shall be determined in accordance with the then current Prospectus of the International Fund I as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-2080 at 3:00 p.m. Central Daylight Time on August 1, 2003 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the International Fund I or the International SmallCap Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the International SmallCap Fund shall
(a) distribute on a pro rata basis to the shareholders of record of the International SmallCap Fund at the close of business on the Closing Date the shares of the International Fund I received by the International SmallCap Fund at the Closing in exchange for all of the International SmallCap Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the International Fund I to shareholders of the International SmallCap Fund, the International Fund I shall credit on the books of the International Fund I an appropriate number of shares of the International Fund I to the account of each shareholder of the International SmallCap Fund. No certificates will be issued for shares of the International Fund I. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the International SmallCap Fund, shall be deemed for all purposes of the Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the International Fund I to be credited on the books of the International Fund I in respect of such shares of the International SmallCap Fund as provided above.

Prior to the Closing Date, the International SmallCap Fund shall deliver to the International Fund I a list setting forth the assets to be assigned, delivered and transferred to the International Fund I, including the securities then owned by the International SmallCap Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the International Fund I pursuant to this Plan.

All of the International SmallCap Fund's portfolio securities shall be delivered by the International SmallCap Fund's custodian on the Closing Date to the International Fund I or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act, transferred to an account in the name of the International Fund I or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the International SmallCap Fund's account at its custodian to the International Fund I's account at its custodian. If on the Closing Date the International SmallCap Fund is unable to make good delivery to the International Fund I's custodian of any of the International SmallCap Fund's portfolio securities because such securities have not yet been delivered to the International SmallCap Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the International SmallCap Fund shall deliver to the International Fund I's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the International Fund I, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the International Fund I.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the International SmallCap Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the International SmallCap Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the International SmallCap Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the International SmallCap Fund or the International Fund I in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

Principal
        Financial
        Group
LOGO


Name                                           Account No.:  Account #
Address                                        Shares:  # of Shares
Address
City, State ZIP

                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Principal Life Insurance Company, the custodian of your Individual Retirement Account, is soliciting instructions, as provided in the IRA Custodial Agreement, for voting Class J shares of the International SmallCap Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14, 2003 at 2:00 p.m. C.D.T.

Please check the appropriate box on the back of this form, date and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Principal Life Insurance Company will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposal. Please mark your choices by filling in the appropriate box below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.

Voting Instruction
       I hereby instruct Principal Life Insurance Company, as custodian of my IRA, to vote all of the full and fractional Class J shares of the International SmallCap Fund included in my IRA as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Information Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all other matters as may properly come before the meeting.

                               FOR          AGAINST         ABSTAIN

    1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the International Fund I, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the International SmallCap Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

NOTE:     Please sign exactly as your name appears on this form.



Signature ____________________________         __________________________, 2003
                                                   Date

Principal
        Financial
        Group
LOGO


Name                                                Shares:  # of Shares
Privacy ID
Contract No.
Contract Name

                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Trustar, the trustee of your retirement plan, is soliciting instructions for voting shares of the International SmallCap Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14 , 2003 at 2:00 p.m. C.D.T.

Please check the appropriate boxes below, date this form and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Trustar will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposals. Please mark your choices by filling in the appropriate boxes below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.

Voting Instruction
       For all of the full and fractional shares of the Fund for which I am permitted to give you the voting directions, Trustar, as holder of such shares as trustee, is hereby instructed to vote as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Proxy Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all matters as may properly come before the meeting.

                               FOR          AGAINST         ABSTAIN

     1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the International Fund I, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the International SmallCap Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the International SmallCap Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

NOTE:     Please sign exactly as your name appears on this form.



Signature ____________________________         __________________________, 2003
                                                   Date
ZZ 18044 VIP

LOGO
        Principal
                 Financial
                 Group



April 10, 2003


Dear Shareholder:


The Board of Directors of Principal Investors Fund, Inc. has called a special meeting of the shareholders of one series of the Fund, the Partners MidCap Blend Fund, for May 14, 2003 to vote on a Plan of Acquisition which provides for the combination of the Partners MidCap Blend Fund with another series of the Fund, the MidCap Blend Fund. If the Plan is approved by shareholders and implemented, shareholders of the Partners MidCap Blend Fund will cease to own shares of the Partners MidCap Blend Fund and will become the owner of shares of the same class of the MidCap Blend Fund equal in value to the shares of the Partners MidCap Blend Fund. The Board believes that the proposed change is in the best interest of each series of the Fund and its shareholders.


The Partners MidCap Blend Fund and the MidCap Blend Fund are growth-oriented funds which invest primarily in common stocks of companies with medium market capitalization and seek long-term growth of capital. While the funds have somewhat different definitions of a "medium-sized" company, the principal difference between the Partners MidCap Blend Fund and the MidCap Blend Fund is that the investment advisory services are provided by different sub-advisory firms.


It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.


Sincerely,


/s/ Ralph C. Eucher

Ralph C. Eucher
President
Principal Investors Fund, Inc.

                                   NOTICE OF

                        SPECIAL MEETING OF SHAREHOLDERS


                           TO BE HELD ON MAY 14, 2003


                                  ___________


To the Shareholders:


Notice is hereby given that a special meeting of the shareholders of the Partners MidCap Blend Fund, a series of Principal Investors Fund, Inc., will be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the MidCap Blend Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and the Partners MidCap Blend Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the Partners MidCap Blend Fund at the close of business on April 7, 2003, the record date for the meeting.


Please read the attached prospectus/information statement.

                               /s/ A. S. Filean

                              For the Board of Directors
                              Arthur S. Filean
                              Senior Vice President and Secretary

                              April 10, 2003

                         PRINCIPAL INVESTORS FUND, INC.
                MIDCAP BLEND FUND AND PARTNERS MIDCAP BLEND FUND
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the Partners MidCap Blend Fund, a series of Principal Investors Fund, Inc. ("Investors Fund") to be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.


At the meeting, shareholders of the Partners MidCap Blend Fund will vote on a Plan of Acquisition ("Plan"). Under the Plan, if approved, the MidCap Blend Fund, another series of the Investors Fund, will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock. The Partners MidCap Blend Fund will immediately redeem all its outstanding Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shares by distributing the MidCap Blend Fund shares of the same classes to its shareholders. As a result, a shareholder of the Partners MidCap Blend Fund will have the same amount invested in the same share class of the MidCap Blend Fund that the shareholder had invested in those share classes of the Partners MidCap Blend Fund at the effective time. The manager of the Investors Fund, Principal Management Corporation, has agreed to pay all expenses incurred by the Partners MidCap Blend Fund in connection with the Plan.


The Partners MidCap Blend Fund and the MidCap Blend Fund are each a series of the Investors Fund, which is a Maryland corporation organized by Principal Life Insurance Company ("Principal Life") and registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of the Partners MidCap Blend Fund and the MidCap Blend Fund is to seek long-term growth of capital. Each Fund pursues its investment objective by investing at least 80% of its assets in common stocks of non-U.S. companies having medium market capitalizations. The Partners MidCap Blend Fund defines such companies as companies with market capitalizations similar to companies in the S&P MidCap 400 Index (ranging between $145 million and $7.3 billion as of December 31, 2002). The MidCap Blend Fund defines medium-sized companies as companies with market capitalizations similar to companies in the Russell MidCap Index (ranging between $194 million and $13.276 billion as of December 31, 2002).


This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.


The prospectus and Statement of Additional Information for the MidCap Blend Fund and the Partners MidCap Blend Fund, dated March 1, 2003, have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Investors Fund or its manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-2080 or by telephoning toll-free 1-800-247-4123. The prospectus of the MidCap Blend Fund and the Partners MidCap Blend Fund, dated March 1, 2003, and the Statement of Additional Information, dated April 10, 2003, relating to this prospectus/information statement, are incorporated herein by reference. A copy of the current prospectus for the MidCap Blend Fund is included with this mailing.

_______________________________________________________________________________
THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________________________

      The date of this prospectus/information statement is April 10, 2003

                        PROSPECTUS/INFORMATION STATEMENT




                               TABLE OF CONTENTS



INTRODUCTION AND VOTING INFORMATION.................                       5
  Special Meeting; Voting...........................                       5
  Additional Information............................                       6
SUMMARY.............................................                       7
  The Plan..........................................                       7
  Reasons for the Proposed Combination..............                       7
  Investment Objectives and Policies................                       8
  Fees and Expenses of the Funds....................                       9
  Purchases.........................................                       13
  Exchanges.........................................                       13
  Redemption Procedures and Fees....................                       13
  Dividends and Distributions.......................                       14
  Federal Income Tax Consequences of the Proposed Combination              14
  Costs and Expenses................................                       14
  Continuation of Shareholder Accounts..............                       14
PRINCIPAL RISK FACTORS..............................                       15
THE PLAN............................................                       16
  Plan of Acquisition...............................                       16
  Description of Securities to Be Issued............                       17
  Reasons for the Proposed Combination..............                       17
  Federal Income Tax Consequences...................                       18
  Capitalization....................................                       19
MANAGEMENT'S DISCUSSION OF MIDCAP BLENC FUND PERFORMANCE                   20
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS             21
ADDITIONAL INFORMATION ABOUT THE FUNDS..............                       25
PROPOSALS OF SHAREHOLDERS...........................                       25
OTHER BUSINESS......................................                       25

APPENDIX A: FORM OF PLAN OF ACQUISITION.............                       26

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of the Partners MidCap Blend Fund, a series of the Investors Fund, in connection with a special meeting of the shareholders of the Partners MidCap Blend Fund to be held on May 14, 2003. The purpose of the meeting is to vote on the Plan for the Partners MidCap Blend Fund. A copy of the Plan is included as Appendix A. The Plan provides for the combination of the Partners MidCap Blend Fund with the MidCap Blend Fund which is also a series of Investors Fund, as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about April 10, 2003.

THE BOARD OF DIRECTORS OF THE INVESTORS FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF THE PARTNERS MIDCAP BLEND FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.


Shareholders of record of the Partners MidCap Blend Fund at the close of business on April 7, 2003, the record date, are entitled to vote at the meeting. As of the record date, the Partners MidCap Blend Fund had the following shares outstanding and entitled to be voted.

                                      OUTSTANDING
            SHARE CLASS                  SHARES
            -----------               -----------
 Advisors Preferred                      88,609.54
 Advisors Select                         93,166.62
 Preferred                               95,356.30
 Select                                  83,500.00
 Institutional                        1,252,218.19
 Class J                                475,190.78


Shareholders of the Partners MidCap Blend Fund are entitled to one vote for each share of each Class held at the meeting. A quorum for the Partners MidCap Blend Fund must be present at the meeting for the transaction of business. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by the Partners MidCap Blend Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of the Partners MidCap Blend Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of the Partners MidCap Blend Fund do not approve the Plan, the Board will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the Partners MidCap Blend Fund.

Proxies of the shareholders of the Partners MidCap Blend Fund are not being solicited because Principal Life owned a majority of the outstanding shares of the Partners MidCap Blend Fund as of the record date, and is expected to be present at the meeting and to vote in favor of approval of the Plan.

ADDITIONAL INFORMATION
----------------------
On April 7, 2003, the directors and officers of the Investors Fund together owned less than 1% of each of the Partners MidCap Blend Fund's and the MidCap Blend Fund's outstanding shares. Principal Life, Des Moines, Iowa, 50392, an Iowa life insurance company and an affiliate of Principal Management Corporation, the manager of the Funds (the "Manager"), owned of record and beneficially, either directly or through subsidiaries, 22.13% of the outstanding shares of the MidCap Blend Fund. The table below shows the percentage of the outstanding shares of each Class of the Partners MidCap Blend Fund owned by Principal Life on April 7, 2003 and based on those holdings, its percentage of ownership at the effective time (3:00 p.m. C.D.T. on August 1, 2003):

                            PRINCIPAL LIFE'S
                                PARTNERS            PRINCIPAL LIFE'S
                            MIDCAP BLEND FUND       MIDCAP BLEND FUND
                          PERCENTAGE OWNERSHIP    PERCENTAGE OWNERSHIP
      SHARE CLASS           ON APRIL 7, 2003      AT THE EFFECTIVE TIME
      -----------         ---------------------  -----------------------
 Advisors Preferred               94.23%                  89.02%
 Advisors Select                  89.62                   95.05
 Preferred                        87.57                   83.04
 Select                          100.00                   99.99
 Institutional                   100.00                  100.00
 Class J                          17.36                    3.64

The ultimate parent of Principal Life is Principal Financial Group, Inc.

As of April 7, 2003, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                                                    PERCENTAGE
                                                                        OF
 NAME                                        ADDRESS                OWNERSHIP
 ----                                       --------                ----------
MIDCAP BLEND FUND - ADVISORS PREFERRED
CLASS
 Trustar
 FBO Yaggy Colby & Associate Inc.           P.O. Box 8963              9.9%
 401(k) Profit Sharing Plan                 Wilmington, DE 19899
MIDCAP BLEND FUND - PREFERRED CLASS
 Bankers Trust Company Trustee              Attn: Anji Rainey
 FBO II-VI Inc. Deferred Compensation       665 Locust St.             6.9
 Plan                                       Des Moines, IA
                                            50309-3702
                                            691 N Squirrel Rd.,
                                            Ste. 100
 MEEMIC Deferred Compensation Plan          Auburn Hills, MI           8.2
                                            48326-2848
PARTNERS MIDCAP BLEND FUND - ADVISORS
PREFERRED CLASS
 JP Morgan Chase                            4 New York Plaza, 2nd
 FBO Fraser LTD Tax Sheltered Retirement    Floor                      5.7
 Annuity Plan                               New York, NY 10004
PARTNERS MIDCAP BLEND FUND - ADVISORS
SELECT CLASS
 Trustar
 FBO Staley Elevator Company 401k profit    P.O. Box 8963             10.3
 sharing plan                               Wilmington, DE 19899
PARTNERS MIDCAP BLEND FUND - PREFERRED
CLASS
 Chase Manhattan Bank NA
 FBO Northeastern Mental Health Center      One Chase Square           9.9
 Retirement Plan                            Rochester, NY 14643

The Investors Fund does not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of either of the Funds.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of the Partners MidCap Blend Fund with the MidCap Blend Fund. The Partners MidCap Blend and MidCap Blend Fund are each a series of the Investors Fund. Under the Plan, at the effective time on the closing date, the MidCap Blend Fund will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue to the Partners MidCap Blend Fund shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets of the Partners MidCap Blend Fund attributable to each share class. Immediately thereafter, the Partners MidCap Blend Fund will distribute all the MidCap Blend Fund shares it receives to its shareholders who own the corresponding class of the Partners MidCap Blend Fund shares and thereby redeem all its outstanding shares. Each Partners MidCap Blend Fund shareholder will receive MidCap Blend Fund shares equal in value to the shares of the corresponding class of the Partners MidCap Blend Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.D.T. on August 1, 2003.

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The Partners MidCap Blend Fund has a relatively small amount of assets and has experienced limited sales of shares. While the Partners MidCap Blend Fund has been in existence only since March 1, 2001, its investment performance has been relatively poor. For example, the investment performance of the Preferred share class ranked in the 63rd, 91st, 90th and 95th percentile for the rolling 12-month period, ended March 31, June 30, September 30 and December 31, 2002 on a net basis relative to all mutual funds in Morningstar's mid-cap blend category. The likelihood that the Partners MidCap Blend Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Investors Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of the Partners MidCap Blend Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Partners MidCap Blend Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that the Plan will provide shareholders of the Partners MidCap Blend Fund with an investment in a mid-cap fund with a more favorable expense ratio and better investment performance track record than the Partners MidCap Blend Fund. The table below reflects the investment performance of the Partners MidCap Blend Fund and the MidCap Blend Fund for the periods ended February 28, 2003.

                                   TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                        ---------------------------------------------------------
                                                                        ADVISORS
                                        PREFERRED                       PREFERRED
         FUND                             CLASS                           CLASS
         ----           ----------------------------------------   --------------
                                                   SINCE                       SINCE
                              1-YR.             INCEPTION**        1-YR.    INCEPTION**
                              -----             -----------        -----    -----------
 MidCap Blend Fund           -11.52                 -5.04          -11.80      -5.35
 Partners MidCap Blend
 Fund                        -28.14                -18.23          -28.34     -18.48

                                   TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                   -------------------
                                                                        ADVISORS
                                         SELECT                          SELECT
         FUND                             CLASS                           CLASS
         ----           ----------------------------------------   -------------------
                                                   SINCE                       SINCE
                              1-YR.             INCEPTION**        1-YR.    INCEPTION**
                              -----             -----------        -----    -----------
 MidCap Blend Fund           -11.63                 -5.19          -11.96      -5.54
 Partners MidCap Blend
 Fund                        -28.28                -18.35          -28.48     -18.60

                                       TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                        ----------------------------------------------------------------
                                         INSTITUTIONAL
         FUND                                CLASS                              CLASS J
         ----           ----------------------------------------          --------------
                                                        SINCE                         SINCE
                               1-YR.                 INCEPTION***         1-YR.    INCEPTION***
                               -----                 ------------         -----    ------------
 MidCap Blend Fund             -11.28                    -5.06            -13.07       -5.93
 Partners MidCap Blend
 Fund                          -27.97                   -18.05            -29.33      -18.72

 * No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 ** Inception Date of December 6, 2000 for MidCap Blend Fund and March 1, 2001 for Partners MidCap Blend Fund.
 ***Inception Date of March 1, 2001.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the MidCap Blend Fund and the Partners MidCap Blend Fund is to seek long-term growth of capital. Each Fund invests at least 80% of its assets in companies having medium market capitalizations. The Partners MidCap Blend Fund defines such companies as companies with market capitalizations similar to companies in the S&P MidCap 400 Index (ranging between $145 million and $7.3 billion as of December 31, 2002). The MidCap Blend Fund defines medium-sized companies as companies with market capitalizations similar to companies in the Russell MidCap Index (ranging between $194 million and $13.276 billion as of December 31, 2002).

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with Morgan Stanley Asset Management ("MSAM") to provide investment advisory services to the Partners MidCap Blend Fund. The Manager has entered into a sub-advisory agreement with Principal Global Investors, LLC ("PGI") to provide investment advisory services to the MidCap Blend Fund. PGI is a directly wholly-owned subsidiary of Principal Life and an affiliate of the Manager.

Under the sub-advisory agreements, the Manager compensates PGI by paying it a portion of the fee the Manager receives from each Fund. The Manager pays PGI a smaller percentage of the fee it receives from the MidCap Blend Fund compared to the percentage it pays to MSAM from fees it receives from the Partners MidCap Blend Fund. The Manager also currently pays a portion of the expenses of the Class J shares of each of the Funds. If the Plan is approved, the combined assets of the Funds will be sub-advised by PGI, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the Partners MidCap Blend Fund, and the overall amount of the Manager's expense reimbursement for Class J shares will be reduced.


FEES AND EXPENSES OF THE FUNDS
------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of either of the Funds.

                            SHAREHOLDER FEES
                (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                -----------------------------------------
                                                                 ADVISORS
                                                     PREFERRED   PREFERRED
                                                       CLASS       CLASS
                                                     ---------   ---------
 Maximum sales charge imposed on purchases
 (as a % of offering price)                            None        None
 Maximum Contingent Deferred Sales Charge ("CDSC")
 (as a % of dollars subject to charge)                 None        None
 Redemption or Exchange Fee                            None        None

                           SHAREHOLDER FEES
               (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
               -----------------------------------------
                                                                ADVISORS
                                                      SELECT     SELECT
                                                      CLASS      CLASS
                                                      ------    --------
 Maximum sales charge imposed on purchases
 (as a % of offering price)                            None       None
 Maximum Contingent Deferred Sales Charge ("CDSC")
 (as a % of dollars subject to charge)                 None       None
 Redemption or Exchange Fee                            None       None

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                  -----------------------------------------
                                           INSTITUTIONAL
                                               CLASS                  CLASS J
                                           -------------            -----------
 Maximum sales charge imposed on
 purchases (as a % of offering price)          None                   None
 Maximum Contingent Deferred Sales Charge
 ("CDSC")
 (as a % of dollars subject to charge)         None                   1.00/(1)/
 Redemption or Exchange Fee                    None                   1.00/(2)/
                                                                         /

///(1)/
 A contingent deferred sales charge of 1% applies on certain redemptions of shares made within 18 months after they are purchased.
///(2)/
 Redemption fees or exchange fees are charged on redemptions or exchanges of $50,000 or more of shares redeemed within 30 days after they are purchased.

ONE-TIME FEES
.. Class J shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee or exchange fee of 1.00% is charged on redemptions or exchanges of Class J shares of $50,000 or more if the shares were purchased within 30 days of the redemption or exchange. The fee is calculated as a percentage of market value at the time the shares are redeemed or exchanged.

The operating expenses attributable to each share class of each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 were as follows:

                                       PARTNERS MIDCAP BLEND FUND
                                   -----------------------------------
                                              ADVISORS
                                   PREFERRED  PREFERRED
     FUND OPERATING EXPENSES         CLASS      CLASS     SELECT CLASS*
     -----------------------       ---------  ---------   -------------
Management Fees                      1.00%      1.00%         1.00%
12b-1 Fees                           0.00       0.25          0.10
Other Expenses                       0.26       0.32          0.28
                                     ----       ----          ----
Total Operating Expenses             1.26%      1.57%         1.38%

                                       PARTNERS MIDCAP BLEND FUND
                                   ----------------------------------
                                   ADVISORS
                                    SELECT   INSTITUTIONAL
     FUND OPERATING EXPENSES        CLASS        CLASS       CLASS J**
     -----------------------       --------  -------------   ---------
Management Fees                     1.00%        1.00%         1.00%
12b-1 Fees                          0.30         0.00          0.50
Other Expenses                      0.45         0.00          1.71
                                    ----         ----          ----
Total Operating Expenses            1.75%        1.00%         3.21%

                                        MIDCAP BLEND FUND
                                   ----------------------------
                                              ADVISORS
                                   PREFERRED  PREFERRED   SELECT
     FUND OPERATING EXPENSES         CLASS      CLASS     CLASS*
     -----------------------       ---------  ---------   ------
Management Fees                      0.65%      0.65%     0.65%
12b-1 Fees                           0.00       0.25      0.10
Other Expenses                       0.26       0.32      0.28
                                     ----       ----      ----
Total Operating Expenses             0.91%      1.22%     1.03%

                                                                    MIDCAP BLEND FUND
                                             ------------------------------------------------------
                                                  ADVISORS
                                                   SELECT             INSTITUTIONAL
          FUND OPERATING EXPENSES                  CLASS                  CLASS                 CLASS J**
          -----------------------                 --------            -------------             ---------
Management Fees                                    0.65%                  0.65%                   0.65%
12b-1 Fees                                         0.30                   0.00                    0.50
Other Expenses                                     0.45                   0.00                    1.12
                                                   ----                   ----                    ----
Total Operating Expenses                           1.40%                  0.65%                   2.27%

* A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective June 10, 2002.
** The Manager has voluntarily agreed to limit expenses paid by the Class J shares of the MidCap Blend Fund and the Partners MidCap Blend Fund. The Manager intends to pay expenses normally payable by Class J shares of the MidCap Blend Fund and the Partners MidCap Blend Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce each Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the MidCap Blend Fund and the Partners MidCap Blend Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed:
     .    1.95% for the Partners MidCap Blend Fund through February 28, 2004.
     . 1.60% for the MidCap Blend Fund through February 28, 2003, and 1.70% thereafter through February 29, 2004.

The MidCap Blend Fund's expenses, assuming implementation of the Plan on August 1, 2003, as a percentage of average daily net assets are as follows:

                                           MIDCAP BLEND FUND
                                      ----------------------------
                                                 ADVISORS
                                      PREFERRED  PREFERRED   SELECT
      FUND OPERATING EXPENSES           CLASS      CLASS     CLASS
      -----------------------         ---------  ---------   ------
 Management Fees                        0.65%      0.65%     0.65%
 12b-1 Fees                             0.00       0.25      0.10
 Other Expenses                         0.26       0.32      0.28
                                        ----       ----      ----
 Total Operating Expenses               0.91%      1.22%     1.03%

                                                                    MIDCAP BLEND FUND
                                               ---------------------------------------------------
                                                   ADVISORS
                                                    SELECT            INSTITUTIONAL
           FUND OPERATING EXPENSES                   CLASS                CLASS                CLASS J*
           -----------------------                 --------           -------------            --------
 Management Fees                                     0.65%                0.65%                  0.65%
 12b-1 Fees                                          0.30                 0.00                   0.50
 Other Expenses                                      0.45                 0.00                   1.08
                                                     ----                 ----                   ----
 Total Operating Expenses                            1.40%                0.65%                  2.23%

* The Manager has voluntarily agreed to limit expenses paid by the Class J shares of the MidCap Blend Fund. The Manager intends to pay expenses normally payable by Class J shares of the MidCap Blend Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce the MidCap Blend Fund's Class J shares annual operating expenses.
     The limitation will maintain a total level of operating  expenses for Class
     J shares of the MidCap Blend Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed
     1.70%.

The following is an example of the effect of the operating expenses of each of the Funds as of October 31, 2002. The examples assume (1) a 5% annual return, and (2) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of each Fund, based upon these assumptions:

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                        -------------------------------------------------------------
                           1 YEAR         3 YEARS         5 YEARS          10 YEARS
                        -------------  --------------  --------------  -----------------
 MidCap Blend Fund          $124            $387            $670            $1,477
 Partners MidCap Blend
 Fund                        160             496             855             1,867

                        NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                        ----------------------------------------------------------
                           1 YEAR        3 YEARS        5 YEARS         10 YEARS
                        ------------  -------------  -------------  ----------------
 MidCap Blend Fund          $143          $443           $766            $1,680
 Partners MidCap Blend
 Fund                        178           551            949             2,062

                         NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                        ----------------------------------------------------
                          1 YEAR       3 YEARS       5 YEARS        10 YEARS
                        -----------  ------------  ------------  ---------------
 MidCap Blend Fund         $ 93          $290          $504          $1,120
 Partners MidCap Blend
 Fund                       128           400           692           1,523

                            NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                           -------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
 MidCap Blend Fund            $105        $328         $569          $1,259
 Partners MidCap Blend
 Fund                          140         437          755           1,657

                         NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                        --------------------------------------------------------
                           1 YEAR        3 YEARS        5 YEARS         10 YEARS
                        ------------  -------------  -------------  ----------------
 MidCap Blend Fund          $ 66          $208           $362            $  810
 Partners MidCap Blend
 Fund                        102           318            552             1,225

                                    IF YOU SELL YOUR CLASS J SHARES
                             --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                             --------------------------------------------
                              1 YEAR     3 YEARS     5 YEARS      10 YEARS
                             ---------  ----------  ----------  -------------
 MidCap Blend Fund            $333         $709       $1,215       $2,605
 Partners MidCap Blend Fund       426       989        1,678        3,512

                                 IF YOU DO NOT SELL YOUR CLASS J SHARES
                             --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                             --------------------------------------------
                              1 YEAR     3 YEARS     5 YEARS      10 YEARS
                             ---------  ----------  ----------  -------------
 MidCap Blend Fund             $230        $709       $1,215       $2,605
 Partners MidCap Blend Fund     324         989        1,678        3,512


The following is an example of the effect of the operating expenses of the MidCap Blend Fund, assuming implementation of the Plan on August 1, 2003. The examples assume (1) a 5% annual return, and (2) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the MidCap Blend Fund, based upon these assumptions:

                      NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                     -------------------------------------------------------------
                        1 YEAR         3 YEARS         5 YEARS          10 YEARS
                     -------------  --------------  --------------  -----------------
 MidCap Blend Fund       $124            $387            $670            $1,477

                     NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                     ----------------------------------------------------------
                        1 YEAR        3 YEARS        5 YEARS         10 YEARS
                     ------------  -------------  -------------  ----------------
 MidCap Blend Fund       $143          $443           $766            $1,680

                      NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                     ----------------------------------------------------
                       1 YEAR       3 YEARS       5 YEARS        10 YEARS
                     -----------  ------------  ------------  ---------------
 MidCap Blend Fund       $93          $290          $504          $1,120

                      NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                     -------------------------------------------------
                       1 YEAR      3 YEARS      5 YEARS       10 YEARS
                     ----------  -----------  -----------  --------------
 MidCap Blend Fund      $105        $328         $569          $1,259

                      NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                     --------------------------------------------------------
                        1 YEAR        3 YEARS        5 YEARS         10 YEARS
                     ------------  -------------  -------------  ----------------
 MidCap Blend Fund       $66           $208           $362             $810

                            IF YOU SELL YOUR CLASS J SHARES
                     --------------------------------------------
                      NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                     --------------------------------------------
                      1 YEAR     3 YEARS     5 YEARS      10 YEARS
                     ---------  ----------  ----------  -------------
 MidCap Blend Fund     $329        $697       $1,195       $2,565

                         IF YOU DO NOT SELL YOUR CLASS J SHARES
                     --------------------------------------------
                      NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                     --------------------------------------------
                      1 YEAR     3 YEARS     5 YEARS      10 YEARS
                     ---------  ----------  ----------  -------------
 MidCap Blend Fund     $226        $697       $1,195       $2,565


PURCHASES
---------
Shares of the MidCap Blend Fund and the Partners MidCap Blend Fund are offered for sale through Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Investors Fund, or other dealers which it selects.

ONGOING FEES
------------
The MidCap Blend Fund and the Partners MidCap Blend Fund pay ongoing fees to the Manager. Some of the share classes of each Fund also pay on-going fees to Princor and others who provide services to the funds. These fees reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
The Investors Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for its Advisors Preferred, Advisors Select, Select and Class J shares for the MidCap Blend Fund and the Partners MidCap Blend Fund. Under each Distribution Plan, each Fund pays a fee to Princor based on the average daily net asset values attributable to these share classes. These ongoing fees pay expenses relating to distribution of shares of the four share classes referred to above and for services Princor and other selling dealers provide to shareholders of those classes of shares. Because they are ongoing, the fees may, over time, exceed other types of sales charges such as front-end charges or contingent deferred sales charges.

    SHARE CLASS        12B-1 FEE
    -----------        ---------
 Advisors Preferred      0.25%
 Advisors Select         0.30%
 Select                  0.10%
 Class J                 0.50%



EXCHANGES
---------
Shares of the MidCap Blend Fund and the Partners MidCap Blend Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other series of the Investors Fund. If Class J shares are exchanged for Class J shares of another series, the shares acquired by the exchange will be subject to the applicable CDSC imposed by the new series; however, the holding period of the Class J shares exchanged is added to the holding period of the acquired Class J shares for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the MidCap Blend Fund and the Partners MidCap Blend Fund may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form with respect to Class J shares, the amount you receive will be reduced by any applicable CDSC or redemption fee.

Generally, the sale proceeds are sent to you on the next day following the day you place the sell order.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The MidCap Blend Fund and the Partners MidCap Blend Fund each pay its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23rd (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains the Funds distribute to shareholders may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Immediately prior to implementation of the Plan, the MidCap Blend Fund and the Partners MidCap Blend Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the implementation (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the implementation (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income each Fund distributes to its shareholders.


FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either Fund or either Fund's shareholders in connection with the combination, and the tax cost basis of the MidCap Blend Fund shares received by shareholders of the Partners MidCap Blend Fund will equal the tax cost basis of their shares in the Partners MidCap Blend Fund and their holding period of the MidCap Blend Fund shares will include the time during which the shareholders held the Partners MidCap Blend Fund shares.

COSTS AND EXPENSES
------------------
The Manager will bear all out-of-pocket fees and expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of the Plan, you will cease to be a shareholder of the Partners MidCap Blend Fund and will become a shareholder of the MidCap Blend Fund owning the same class of shares of the MidCap Blend Fund having the same value as the investment you had in the Partners MidCap Blend Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the MidCap Blend Fund and the Partners MidCap Blend Fund is to seek long-term growth of capital. Each Fund invests primarily in common stocks of U.S. companies. Each Fund invests at least 80% of its assets in companies having medium market capitalizations. The Partners MidCap Blend Fund defines such companies as companies with market capitalizations similar to companies in the S&P MidCap 400 Index (ranging between $145 million and $7.3 billion as of December 31, 2002). The MidCap Blend Fund defines medium-sized companies as companies with market capitalizations similar to companies in the Russell MidCap Index (ranging between $194 million and $13.276 billion as of December 31, 2002). Each Fund may invest up to 25% of its assets in foreign securities. Thus, the risks of investing in each Fund are the same. As with all mutual funds, as the values of the assets of each Fund rise or fall, the share prices change for each. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS
Because it purchases equity securities, each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in either Fund.

The medium capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required by U.S. companies.

In addition, each Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

                                    THE PLAN

PLAN OF ACQUISITION
-------------------
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

Under the Plan, the MidCap Blend Fund will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and will issue to the Partners MidCap Blend Fund the number of shares of Common Stock of each share class of the MidCap Blend Fund that has a net asset value equal to the net asset value attributable to each corresponding share class of the Partners MidCap Blend Fund. We expect that the closing date will be August 1, 2003, assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 3:00 P.M., Central Daylight Time, on that date. The Fund will determine their net asset values as of the effective time using the procedures described in the Investors Fund's prospectus (the procedures applicable to the MidCap Blend Fund and the Partners MidCap Blend Fund are identical). The MidCap Blend Fund will issue to the Partners MidCap Blend Fund a number of shares of each share class equal to the value of the net assets of each corresponding share class of the Partners MidCap Blend Fund outstanding at the effective time. The Partners MidCap Blend Fund will be managed such that at the effective time it will hold only cash or other securities that are eligible investments for the MidCap Blend Fund.

Immediately after the effective time, the Partners MidCap Blend Fund will distribute to you its MidCap Blend Fund shares of the same class as the Partners MidCap Blend Fund shares you own in exchange for all your Partners MidCap Blend Fund shares of that class. You will receive shares of the MidCap Blend Fund that are equal in value to the shares of the Partners MidCap Blend Fund that you surrender in the exchange. In connection with the exchange, the MidCap Blend Fund will credit on its books an appropriate number of its shares to the account of each Partners MidCap Blend Fund shareholder, and the Partners MidCap Blend Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for Partners MidCap Blend Fund shares that is not surrendered will be deemed to represent the number of MidCap Blend Fund shares for which the Partners MidCap Blend Fund shares have been exchanged. After the effective time, the Partners MidCap Blend Fund will dissolve in accordance with applicable law.

The consummation of the transactions contemplated by the Plan for the Partners MidCap Blend Fund is subject to the approval of the Plan by the shareholders of the Partners MidCap Blend Fund. The Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of the Partners MidCap Blend Fund after the shareholders of the Partners MidCap Blend Fund have approved the Plan. The Board of Directors may terminate the Plan at any time before the effective time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders.

The Manager will pay all fees and out-of-pocket expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The share classes of the MidCap Blend Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the MidCap Blend Fund as the share classes of the Partners MidCap Blend Fund have with respect to the Partners MidCap Blend Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of April 7, 2003, the MidCap Blend Fund had the following number of shares of each class outstanding:

    SHARE CLASS       OUTSTANDING SHARES
    -----------       ------------------
 Advisors Preferred        247,612.19
 Advisors Select           126,318.07
 Preferred                 155,724.13
 Select                    125,018.02
 Institutional                 997.01
 Class J                 2,063,817.86


REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The Partners MidCap Blend Fund has a relatively small amount of assets and has experienced limited sales of shares. While the Partners MidCap Blend Fund has been in existence only since March 1, 2001, its investment performance has been relatively poor. For example, the investment performance of the Preferred share class ranked in the 63rd, 91st, 90th and 95th percentile for the rolling 12-month period, ended March 31, June 30, September 30 and December 31, 2002 on a net basis relative to all mutual funds in Morningstar's mid-cap blend category. The likelihood that the Partners MidCap Blend Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Partners MidCap Blend Fund considered these and other factors and determined that the proposed Plan would be in the best interests of the Partners MidCap Blend Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Partners MidCap Blend Fund will not be diluted as a result of the transactions contemplated by the Plan.

The Plan has been approved by the Board of Directors of the MidCap Blend Fund and the Partners MidCap Blend Fund, including all of the directors who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Board considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the Partners MidCap Blend Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the Funds as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the Funds, including any change in fees or expenses to be paid or borne by shareholders of the Partners MidCap Blend Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the Funds; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the Partners MidCap Blend Fund;
(8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the Funds and changes with respect to the investment objectives and policies of the Partners MidCap Blend Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the MidCap Blend Fund will use a portion of the Partners MidCap Blend Fund's assets in its business and will continue the Partners MidCap Blend Fund's historic business, the combination of the Partners MidCap Blend Fund with the MidCap Blend Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free "reorganization" under applicable provisions of the Code. In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the MidCap Blend Fund shares received by shareholders of the Partners MidCap Blend Fund will equal the tax cost basis of their shares in the Partners MidCap Blend Fund, and their holding periods for the MidCap Blend Fund shares will include their holding periods for the Partners MidCap Blend Fund shares.

As of October 31, 2002, the Partners MidCap Blend Fund had an accumulated capital loss carryforward in the amount of approximately $1,132,000. After the reorganization, this loss will be available to the MidCap Blend Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the MidCap Blend Fund may not be able to use these losses as rapidly as the Partners MidCap Blend Fund might have, and part of these losses may not be usable at all. The ability of the MidCap Blend Fund to utilize the accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfoward currently are available only to shareholders of the Partners MidCap Blend Fund. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the MidCap Blend Fund.

The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of the Partners MidCap Blend Fund and the MidCap Blend Fund separately, as of February 28, 2003, and combined in the aggregate (unaudited), as of that date, giving effect to the Plan:

                                  PARTNERS MIDCAP BLEND FUND
                                ------------------------------
                                ADVISORS               ADVISORS
                                PREFERRED  PREFERRED    SELECT
                                  CLASS      CLASS      CLASS
                                ---------  ---------   --------
 Net Assets                     $588,447   $654,511    $624,940
 Net Asset Value Per Share         $6.65      $6.69       $6.63
 Shares Outstanding               88,543     97,860      94,255

                                    PARTNERS MIDCAP BLEND FUND
                                -----------------------------------
                                 SELECT   INSTITUTIONAL
                                 CLASS        CLASS        CLASS J
                                 ------   -------------    -------
 Net Assets                     $557,086   $9,191,151     $3,083,721
 Net Asset Value Per Share         $6.67        $6.72          $6.61
 Shares Outstanding               83,500    1,367,501        466,728

                                        MIDCAP BLEND FUND
                                ----------------------------------
                                 ADVISORS                 ADVISORS
                                PREFERRED   PREFERRED      SELECT
                                  CLASS       CLASS        CLASS
                                ---------   ---------     --------
 Net Assets                     $2,092,722  $1,370,272   $1,121,101
 Net Asset Value Per Share           $8.89       $8.90        $8.88
 Shares Outstanding                235,433     153,998      126,283

                                          MIDCAP BLEND FUND
                                --------------------------------------
                                  SELECT    INSTITUTIONAL
                                  CLASS         CLASS         CLASS J
                                  ------    -------------     -------
 Net Assets                     $1,111,173     $8,801       $17,034,167
 Net Asset Value Per Share           $8.89     $ 8.83       $      8.82
 Shares Outstanding                125,004        997         1,931,610

                                    COMBINED MIDCAP BLEND FUND
                                ----------------------------------
                                 ADVISORS                 ADVISORS
                                PREFERRED   PREFERRED      SELECT
                                  CLASS       CLASS        CLASS
                                ---------   ---------     --------
 Net Assets                     $2,681,219  $2,024,783   $1,746,041
 Net Asset Value Per Share           $8.89       $8.90        $8.88
 Shares Outstanding                301,625     227,538      196,659

                                      COMBINED MIDCAP BLEND FUND
                                --------------------------------------
                                  SELECT    INSTITUTIONAL
                                  CLASS         CLASS         CLASS J
                                  ------    -------------     -------
 Net Assets                     $1,668,259   $9,199,952     $20,117,888
 Net Asset Value Per Share           $8.89        $8.83           $8.82
 Shares Outstanding                187,668    1,041,897       2,281,238

                                               S&P                  Russell               Morningstar
                                             MidCap
                                   Total       400                  MidCap                  Mid-Cap
                                   Return                                                    Blend
Year Ended October 31,     MB       @NAV      Index      Total       Index      Total      Category     Total Return
----------------------     --       ----      -----      Return      -----      Return     --------
                          10,000               10,000                 10,000                   10,000
                  2001     9,196    -8.04%      8,983     -10.17%      8,623     -13.77%        9,709          -2.91%


LOGO


            MANAGEMENT'S DISCUSSION OF MIDCAP BLEND FUND PERFORMANCE

The following discussion relates to the performance of the MidCap Blend Fund during its most recent fiscal year, which ended October 31, 2002.

The Principal Investors Fund - MidCap Blend Fund outperformed the Russell Midcap Index for the one-year period ended October 31, 2002, returning -2.95%, compared to -8.02% for the Index.

The Fund benefited from solid stock selection in the technology, financial, and health care sectors, and these sectors accounted for the majority of the Fund's outperformance over the Index. Although the average technology stock in the Russell Midcap Index was down nearly 40%, the Fund avoided owning many of these companies. In the financial sector, the Fund benefited from owning dominant companies like Sallie Mae and AFLAC that were up over 20%. In the health care sector, the Fund avoided many biotech companies that were down as much as 60% and instead owned companies like Boston Scientific, which was up more than 50% due to its development of a better stent to open blocked arteries.

We are optimistic about the Fund's prospects. The companies in the Fund's portfolio have returns on equity and profit margins that are much higher than the companies in the Index, which makes the companies in the portfolio superior businesses. These companies also have a price/earnings ratio less than that of the companies in the Index. We believe that superior businesses that are selling at lower valuations are a great combination.

The strategy of the Fund continues to view equity investments as long-term ownership stakes in operating businesses. The economic worth of a company is determined by the future free cash flows that it will produce for its owners. We believe that by purchasing companies at a discount to their economic worth we will generate excess returns. When examining companies, we focus on companies with competitive advantages that will lead to sustainable growth.

/ //1)/ MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.

/ //2)/ RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

/ //3)/ S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of
 U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


The investment objective of each Fund is fundamental and certain investment restrictions which are designated as such in each Fund's prospectus or Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies and restrictions are not fundamental and may be changed by the Investors Fund Board of Directors without shareholder approval.


MIDCAP BLEND FUND
-----------------
The MidCap Blend Fund seeks long-term growth of capital.

MIDCAP BLEND FUND STRATEGY
The MidCap Blend Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the MidCap Blend Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/ or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the MidCap Blend Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks of companies whose potential for growth of capital and earnings is expected to be above average.


PGI considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on PGI's estimation of forward-looking rates of return. Up to 25% of the MidCap Blend Fund's assets may be invested in foreign securities.


PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the MidCap Blend Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

PARTNERS MIDCAP BLEND FUND
--------------------------
The Partners MidCap Blend Fund seeks long-term growth of capital.

PARTNERS MIDCAP BLEND FUND STRATEGY
Under normal market conditions, the Partners MidCap Blend Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index) at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

MSAM, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows MSAM to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. MSAM seeks to diversify the Partners MidCap Blend Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, MSAM considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Partners MidCap Blend Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - MSAM analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. MSAM determines value using a variety of measures, including stock price/ earnings and stock price/sales ratios. Value stocks generally pay dividends, but MSAM may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, MSAM considers factors such as high valuation relative to other investment opportunities.

Growth Investing - MSAM focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, MSAM emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, MSAM considers factors such as deteriorating short or long-term earnings growth projections.

In addition to having similar investment objectives, the MidCap Blend Fund and Partners MidCap Blend Fund have many similar investment policies and restrictions.

PARTNERS MIDCAP BLEND FUND AND MIDCAP BLEND FUND
INVESTMENT POLICIES AND RESTRICTIONS
Fundamental Restrictions
------------------------
Each of the following restrictions for the Partners MidCap Blend Fund and MidCap Blend Funds is a matter of fundamental policy and may not be changed without shareholder approval. The Partners MidCap Blend Fund and MidCap Blend Fund may not:
.. Issue any senior securities as defined in the Investment Company Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

.. Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
.. Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.
.. Borrow money, except that it may a) borrow from banks (as defined in the Investment Company Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
.. Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
.. Invest more than 5% of its total assets in the securities of any one issuer
  (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.
.. Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
.. Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
.. Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The Partners MidCap Blend Fund and MidCap Blend Fund have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to the Partners MidCap Blend Fund and MidCap Blend Fund's present policy to:
.. Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
.. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
.. Invest in companies for the purpose of exercising control or management.
.. Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
  (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.
.. Invest more than 5% of its total assets in real estate limited partnership interests.
.. Acquire securities of other investment companies in reliance on Section 12(d)
  (1) (F) or (G) of the Investment Company Act.

The Partners MidCap Blend Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in companies having market capitalizations similar to companies included in the S&P MidCap 400 Index.


The MidCap Blend Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in companies having market capitalizations similar to companies included in the Russell MidCap Index.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with PGI to provide investment advisory services to the MidCap Blend Fund. PGI is a directly, wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The MidCap Blend Fund paid the Manager a fee equal to 0.65% (0.0% for the Class J shares after waiver) of the MidCap Blend Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee equal to 0.10% of such assets.

The Manager has also entered into a sub-advisory agreement with Morgan Stanley Asset Management ("MSAM") to provide investment advisory services to the Partners MidCap Blend Fund. The Partners MidCap Blend Fund paid the Manager a fee equal to 1.00% (0.0% for the Class J shares after waiver) of the Partners MidCap Blend Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid MSAM a sub-advisory fee of 0.50% of such assets.

If the Plan is approved, the combined assets of the Funds will be sub-advised by a sub-advisor affiliated with the Manager, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the Partners MidCap Blend Fund, and the amount of the management fee waiver or expense reimbursement for Class J shares by the Manager will be reduced.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Funds is available in their annual reports to shareholders for the year ended October 31, 2002, and in the following documents which have been filed with the SEC: prospectus and Statement of Additional Information for the Investors Fund (including the MidCap Blend Fund and Partners MidCap Blend Fund) dated March 1, 2003; and Statement of Additional Information for the registration statement of which this prospectus/information statement is a part, dated April 10, 2003. You may obtain copies of the annual reports to shareholders, the prospectuses and the Statements of Additional Information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-2080, or by telephoning shareholder services toll-free at 1-800-247-4123.

Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as applicable. Accordingly, each files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Investors Fund shareholder meeting should send the proposal to the Fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/information statement.

                                   APPENDIX A

                            PRINCIPAL INVESTORS FUND

                              PLAN OF ACQUISITION

                PARTNERS MIDCAP BLEND FUND AND MIDCAP BLEND FUND

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the MidCap Blend Fund of the Fund acquire all of the assets of the Partners MidCap Blend Fund in exchange for the assumption by the MidCap Blend Fund of all of the liabilities of the Partners MidCap Blend Fund and shares issued by the MidCap Blend Fund which are thereafter to be distributed by the Partners MidCap Blend Fund pro rata to its shareholders in complete liquidation and termination of the Partners MidCap Blend Fund and in exchange for all of the Partners MidCap Blend Fund's outstanding shares.

The Partners MidCap Blend Fund will transfer to the MidCap Blend Fund and the MidCap Blend Fund will acquire from the Partners MidCap Blend Fund, all of the assets of the Partners MidCap Blend Fund on the Closing Date and will assume from the Partners MidCap Blend Fund all of the liabilities of the Partners MidCap Blend Fund in exchange for the issuance of the number of shares of the MidCap Blend Fund determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the Partners MidCap Blend Fund in complete liquidation and termination of the Partners MidCap Blend Fund and in exchange for all of the Partners MidCap Blend Fund's outstanding shares. The Partners MidCap Blend Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the Partners MidCap Blend Fund in proper form prior to the Closing Date shall be fulfilled by the Partners MidCap Blend Fund. Redemption requests received by the Partners MidCap Blend Fund thereafter will be treated as requests for redemption of those shares of the MidCap Blend Fund allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date;

On the Closing Date, the MidCap Blend Fund will issue to the Partners MidCap Blend Fund a number of full and fractional shares of the MidCap Blend Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the Partners MidCap Blend Fund. The aggregate value of the net assets of the Partners MidCap Blend Fund and the MidCap Blend Fund shall be determined in accordance with the then current Prospectus of the MidCap Blend Fund as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-2080 at 3:00 p.m. Central Daylight Time on August 1, 2003 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the MidCap Blend Fund or the Partners MidCap Blend Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the Partners MidCap Blend Fund shall
(a) distribute on a pro rata basis to the shareholders of record of the Partners MidCap Blend Fund at the close of business on the Closing Date the shares of the MidCap Blend Fund received by the Partners MidCap Blend Fund at the Closing in exchange for all of the Partners MidCap Blend Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the MidCap Blend Fund to shareholders of the Partners MidCap Blend Fund, the MidCap Blend Fund shall credit on the books of the MidCap Blend Fund an appropriate number of shares of the MidCap Blend Fund to the account of each shareholder of the Partners MidCap Blend Fund. No certificates will be issued for shares of the MidCap Blend Fund. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the Partners MidCap Blend Fund, shall be deemed for all purposes of the Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the MidCap Blend Fund to be credited on the books of the MidCap Blend Fund in respect of such shares of the Partners MidCap Blend Fund as provided above.

Prior to the Closing Date, the Partners MidCap Blend Fund shall deliver to the MidCap Blend Fund a list setting forth the assets to be assigned, delivered and transferred to the MidCap Blend Fund, including the securities then owned by the Partners MidCap Blend Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the MidCap Blend Fund pursuant to this Plan.

All of the Partners MidCap Blend Fund's portfolio securities shall be delivered by the Partners MidCap Blend Fund's custodian on the Closing Date to the MidCap Blend Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act, transferred to an account in the name of the MidCap Blend Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the Partners MidCap Blend Fund's account at its custodian to the MidCap Blend Fund's account at its custodian. If on the Closing Date the Partners MidCap Blend Fund is unable to make good delivery to the MidCap Blend Fund's custodian of any of the Partners MidCap Blend Fund's portfolio securities because such securities have not yet been delivered to the Partners MidCap Blend Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the Partners MidCap Blend Fund shall deliver to the MidCap Blend Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the MidCap Blend Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the MidCap Blend Fund.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the Partners MidCap Blend Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the Partners MidCap Blend Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the Partners MidCap Blend Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the Partners MidCap Blend Fund or the MidCap Blend Fund in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

Principal
        Financial
        Group
LOGO


Name                                                  Account No.:  Account #
Address                                               Shares:  # of Shares
Address
City, State ZIP


                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Principal Life Insurance Company, the custodian of your Individual Retirement Account, is soliciting instructions, as provided in the IRA Custodial Agreement, for voting Class J shares of the Partners MidCap Blend Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14, 2003 at 2:00 p.m. C.D.T.

Please check the appropriate box on the back of this form, date and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Principal Life Insurance Company will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposal. Please mark your choices by filling in the appropriate box below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.
Voting Instruction
       I hereby instruct Principal Life Insurance Company, as custodian of my IRA, to vote all of the full and fractional Class J shares of the Principal MidCap Blend Fund included in my IRA as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Information Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all other matters as may properly come before the meeting.

                               FOR          AGAINST         ABSTAIN

    1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the MidCap Blend Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the Partners MidCap Blend Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

NOTE:     Please sign exactly as your name appears on this form.



Signature ____________________________         __________________________, 2003
                                                   Date

Principal
        Financial
        Group
LOGO


Name                                                Shares:  # of Shares
Privacy ID
Contract No.
Contract Name


                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Trustar, the trustee of your retirement plan, is soliciting instructions for voting shares of the Partners MidCap Blend Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14 , 2003 at 2:00 p.m. C.D.T.

Please check the appropriate boxes below, date this form and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Trustar will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposals. Please mark your choices by filling in the appropriate boxes below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.

Voting Instruction
       For all of the full and fractional shares of the Fund for which I am permitted to give you the voting directions, Trustar, as holder of such shares as trustee, is hereby instructed to vote as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Proxy Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all matters as may properly come before the meeting.

                               FOR          AGAINST         ABSTAIN

     1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the MidCap Blend Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the Partners MidCap Blend Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

NOTE:     Please sign exactly as your name appears on this form.



Signature ____________________________         __________________________, 2003
                                                   Date
ZZ 18046 VIP